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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Diversified Bond Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 43.9%
Aerospace & Defense 0.5%
ADS Tactical, Inc. Senior Secured(a)
04/01/18	11.000%	$1,505,000	$1,437,275
Huntington Ingalls Industries, Inc.(a)
03/15/18	6.875%	900,000	882,000
Huntington Ingalls Industries, Inc.(a)(b)
03/15/21	7.125%	719,000	704,620
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	1,984,000	1,998,880
L-3 Communications Corp.
02/15/21	4.950%	14,555,000	14,166,250
Oshkosh Corp.
03/01/20	8.500%	636,000	639,180
Raytheon Co. Senior Unsecured(b)
10/15/40	4.875%	2,879,000	2,970,941
TransDigm, Inc.(b)
12/15/18	7.750%	440,000	453,200
Total			23,252,346
Automotive 0.7%
Allison Transmission, Inc.(a)(b)
05/15/19	7.125%	717,000	681,150
Chrysler Group LLC/Co-Issuer, Inc.(a)(b)
Senior Secured
06/15/19	8.000%	910,000	775,775
06/15/21	8.250%	562,000	476,295
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	380,000	376,200
Dana Holding Corp.(b)
Senior Unsecured
02/15/21	6.750%	958,000	948,420
Delphi Corp.(a)(b)
05/15/19	5.875%	526,000	526,000
05/15/21	6.125%	177,000	177,000
FUEL Trust Secured(a)
06/15/16	3.984%	24,756,000	24,061,248
Lear Corp.(b)
03/15/18	7.875%	1,651,000	1,766,570
03/15/20	8.125%	101,000	108,828
Visteon Corp.(a)(b)
04/15/19	6.750%	1,937,000	1,864,362
Total			31,761,848
Banking 10.3%
Bank of America Corp.(b)
Senior Unsecured
04/15/12	6.250%	5,711,000	5,774,021
01/15/13	4.875%	3,740,000	3,734,486

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Bank of New York Mellon Corp. (The)
Senior Unsecured
05/15/19	5.450%	$4,910,000	$5,525,758
Bank of New York Mellon Corp. (The)(b)
Senior Unsecured
02/01/21	4.150%	21,435,000	22,076,593
Barclays Bank PLC(a)(b)(c)(d)
12/31/49	6.860%	26,346,000	17,124,900
12/31/49	7.375%	20,678,000	20,678,000
Barclays Bank PLC(a)(c)(d)
09/29/49	7.434%	21,928,000	17,542,400
Capital One/IV(c)
02/17/37	6.745%	22,830,000	22,344,863
Capital One/V
08/15/39	10.250%	28,320,000	29,382,000
Citigroup, Inc. Senior Unsecured
01/14/22	4.500%	23,140,000	21,776,194
Discover Bank Subordinated Notes
11/18/19	8.700%	13,550,000	15,137,166
Fifth Third Bank Senior Unsecured(c)
05/17/13	0.576%	3,783,000	3,694,345
Goldman Sachs Group, Inc. (The) Senior Unsecured(b)
07/27/21	5.250%	21,805,000	20,137,332
HBOS PLC Subordinated Notes(a)(d)
05/21/18	6.750%	18,870,000	15,067,582
HSBC Holdings PLC Senior Unsecured(b)(d)
01/14/22	4.875%	6,260,000	6,301,347
HSBC U.S.A., Inc. Subordinated Notes(b)
09/27/20	5.000%	15,380,000	14,478,440
JP Morgan Chase Capital XXII
02/02/37	6.450%	5,220,000	5,163,775
JPMorgan Chase & Co.(c)
04/29/49	7.900%	18,955,000	20,050,030
JPMorgan Chase Capital XVII
08/01/35	5.850%	1,060,000	1,063,691
JPMorgan Chase Capital XX
09/29/36	6.550%	19,925,000	19,851,118
JPMorgan Chase Capital XXIII(c)
05/15/47	1.457%	3,440,000	2,410,848
JPMorgan Chase Capital XXV(b)
10/01/37	6.800%	10,780,000	10,737,042
Lloyds Banking Group PLC(a)(d)
11/29/49	6.267%	2,110,000	1,118,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Merrill Lynch & Co., Inc.
Senior Unsecured
02/05/13	5.450%	$2,785,000	$2,777,197
04/25/13	6.150%	314,000	314,579
Subordinated Notes
05/02/17	5.700%	8,390,000	7,571,035
Merrill Lynch & Co., Inc.(b)
Senior Unsecured
08/15/12	6.050%	4,743,000	4,785,905
National City Preferred Capital Trust I(b)(c)
12/31/49	12.000%	28,356,000	29,503,000
State Street Corp.
03/15/18	4.956%	32,949,000	33,724,356
Senior Unsecured
03/07/16	2.875%	807,000	827,211
U.S. Bancorp
02/01/16	3.442%	32,065,000	32,421,114
USB Capital XIII Trust(b)
12/15/39	6.625%	27,464,000	27,204,191
Wells Fargo & Co. Senior Unsecured(b)
06/15/16	3.676%	42,986,000	44,998,261
Wells Fargo Capital X
12/15/36	5.950%	6,875,000	6,853,550
Total			492,150,630
Brokerage 0.1%
E*Trade Financial Corp. Senior Unsecured PIK
11/30/17	12.500%	606,000	684,780
Eaton Vance Corp. Senior Unsecured
10/02/17	6.500%	3,146,000	3,399,124
Nuveen Investments, Inc.(b)
11/15/15	10.500%	185,000	176,675
Total			4,260,579
Building Materials 0.1%
Building Materials Corp. of America Senior Notes(a)
05/01/21	6.750%	1,608,000	1,599,960
Euramax International, Inc. Senior Secured(a)
04/01/16	9.500%	540,000	433,350
Gibraltar Industries, Inc.
12/01/15	8.000%	810,000	797,850
Interface, Inc.(b)
12/01/18	7.625%	644,000	669,760
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	740,000	708,550

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
Nortek, Inc.(a)(b)
12/01/18	10.000%	$96,000	$89,280
04/15/21	8.500%	552,000	454,020
Total			4,752,770
Chemicals 0.6%
CF Industries, Inc.
05/01/18	6.875%	284,000	325,535
CF Industries, Inc.(b)
05/01/20	7.125%	525,000	618,187
Celanese U.S. Holdings LLC
06/15/21	5.875%	51,000	51,893
Dow Chemical Co. (The)
Senior Unsecured
02/15/15	5.900%	5,149,000	5,699,114
Dow Chemical Co. (The)(b)
Senior Unsecured
11/15/20	4.250%	8,013,000	8,060,277
Hexion U.S. Finance Corp./Nova Scotia ULC(b)
Secured
11/15/20	9.000%	238,000	186,830
Senior Secured
02/01/18	8.875%	1,088,000	981,920
Ineos Finance PLC Senior Secured(a)(b)(d)
05/15/15	9.000%	1,017,000	1,009,372
JM Huber Corp. Senior Unsecured(a)
11/01/19	9.875%	630,000	637,875
Lubrizol Corp. Senior Unsecured
02/01/19	8.875%	4,212,000	5,739,301
LyondellBasell Industries NV(a)(b)(d)
11/15/21	6.000%	2,000,000	2,040,000
MacDermid, Inc.(a)
04/15/17	9.500%	678,000	649,185
Momentive Performance Materials, Inc.
06/15/14	12.500%	387,000	406,350
Nalco Co.(a)
01/15/19	6.625%	1,144,000	1,278,420
Nova Chemicals Corp. Senior Unsecured(d)
11/01/16	8.375%	879,000	949,320
Polypore International, Inc.
11/15/17	7.500%	1,130,000	1,158,250
Total			29,791,829
Construction Machinery 0.1%
CNH Capital LLC(a)
11/01/16	6.250%	903,000	900,742
Case New Holland, Inc.(b)
12/01/17	7.875%	1,387,000	1,518,765

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery (continued)
Columbus McKinnon Corp.
02/01/19	7.875%	$455,000	$459,550
Manitowoc Co., Inc. (The)(b)
11/01/20	8.500%	855,000	872,100
Neff Rental LLC/Finance Corp. Secured(a)
05/15/16	9.625%	765,000	677,025
RSC Equipment Rental, Inc./Holdings III LLC
11/15/19	10.250%	440,000	462,000
RSC Equipment Rental, Inc./Holdings III LLC(b)
02/01/21	8.250%	480,000	456,000
United Rentals North America, Inc.
12/15/19	9.250%	996,000	1,070,700
Xerium Technologies, Inc.(a)(b)
06/15/18	8.875%	445,000	382,700
Total			6,799,582
Consumer Cyclical Services —%
Goodman Networks, Inc. Senior Secured(a)
07/01/18	12.125%	490,000	469,175
West Corp.
10/01/18	8.625%	319,000	318,202
Total			787,377
Consumer Products 0.1%
Central Garden and Pet Co.
03/01/18	8.250%	770,000	746,900
Jarden Corp.
01/15/20	7.500%	1,055,000	1,126,213
Spectrum Brands Holdings, Inc.(a)
Senior Secured
06/15/18	9.500%	292,000	317,550
Spectrum Brands Holdings, Inc.(b)
Senior Secured
06/15/18	9.500%	1,411,000	1,534,462
Visant Corp.(b)
10/01/17	10.000%	460,000	423,200
Total			4,148,325
Diversified Manufacturing 0.2%
Amsted Industries, Inc. Senior Notes(a)
03/15/18	8.125%	945,000	987,525
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	921,000	979,714
Tomkins LLC/Inc. Secured
10/01/18	9.000%	1,071,000	1,156,680

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
Tyco International Ltd./Finance SA(b)(d)
01/15/21	6.875%	$3,040,000	$3,762,009
WireCo WorldGroup, Inc.(a)
05/15/17	10.000%	1,111,000	1,133,220
Total			8,019,148
Electric 4.4%
AES Corp. (The)
Senior Unsecured
06/01/20	8.000%	492,000	531,975
AES Corp. (The)(a)(b)
Senior Unsecured
07/01/21	7.375%	990,000	1,032,075
Alabama Power Co. Senior Unsecured(b)
03/15/41	5.500%	22,968,000	28,229,303
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	10,154,000	11,888,364
Atlantic Power Corp.(a)(d)
11/15/18	9.000%	514,000	505,025
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	370,000	372,775
12/15/15	6.875%	910,000	979,980
Calpine Corp. Senior Secured(a)(b)
02/15/21	7.500%	2,681,000	2,734,620
Commonwealth Edison Co. 1st Mortgage
08/15/16	5.950%	549,000	638,888
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	392,000	539,185
DPL, Inc.(a)
Senior Unsecured
10/15/16	6.500%	290,000	300,875
DPL, Inc.(a)(b)
Senior Unsecured
10/15/21	7.250%	469,000	493,623
Dominion Resources, Inc.
Senior Unsecured
08/01/33	5.250%	11,284,000	12,484,482
Dominion Resources, Inc.(b)
Senior Unsecured
08/15/19	5.200%	3,695,000	4,216,963
Duke Energy Corp. Senior Unsecured
06/15/18	6.250%	6,459,000	7,602,863
Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%	8,521,000	10,086,700

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Edison Mission Energy Senior Unsecured(b)
05/15/17	7.000%	$885,000	$555,337
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured(b)
12/01/20	10.000%	579,000	596,370
Florida Power Corp. 1st Mortgage
06/15/18	5.650%	4,443,000	5,260,521
GenOn Energy, Inc. Senior Unsecured(b)
10/15/18	9.500%	380,000	383,800
Georgia Power Co. Senior Unsecured(b)
09/01/40	4.750%	503,000	545,178
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	9,103,000	10,921,078
Midwest Generation LLC Pass-Through Certificates(b)
01/02/16	8.560%	417,455	418,499
Nevada Power Co.
05/15/18	6.500%	9,104,000	10,858,350
05/15/41	5.450%	19,452,000	22,139,239
Nevada Power Co.(b)
08/01/18	6.500%	8,438,000	10,112,782
Niagara Mohawk Power Corp. Senior Unsecured(a)
08/15/19	4.881%	3,562,000	3,936,665
Ohio Edison Co. Senior Unsecured(b)
05/01/15	5.450%	2,100,000	2,307,913
Oncor Electric Delivery Co. LLC Senior Secured(b)
09/30/40	5.250%	11,003,000	12,342,857
Pacific Gas & Electric Co. Senior Unsecured
01/15/40	5.400%	3,345,000	3,769,143
Progress Energy, Inc. Senior Unsecured
12/01/19	4.875%	1,264,000	1,419,787
Southern California Edison Co. 1st Mortgage(b)
09/01/40	4.500%	2,025,000	2,163,757
Tampa Electric Co. Senior Unsecured(b)
05/15/18	6.100%	11,948,000	14,242,374
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	13,328,000	15,666,184

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
TransAlta Corp. Senior Unsecured(d)
01/15/15	4.750%	$6,820,000	$7,259,902
Total			207,537,432
Entertainment 0.2%
AMC Entertainment, Inc.(b)
06/01/19	8.750%	380,000	383,800
Cinemark U.S.A., Inc(b)
06/15/21	7.375%	122,000	121,695
Speedway Motorsports, Inc.
06/01/16	8.750%	1,020,000	1,109,250
02/01/19	6.750%	121,000	120,395
Time Warner, Inc.(b)
03/29/41	6.250%	4,544,000	5,042,608
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates(e)(f)
07/01/15	9.300%	3,395,994	3,365,430
Vail Resorts, Inc.(a)(b)
05/01/19	6.500%	142,000	142,000
Total			10,285,178
Environmental —%
Clean Harbors, Inc. Senior Secured
08/15/16	7.625%	220,000	232,100
Food and Beverage 1.5%
ARAMARK Holdings Corp. Senior Unsecured PIK(a)(b)
05/01/16	8.625%	215,000	218,225
Coca-Cola Co. (The) Senior Unsecured(a)(b)
09/01/21	3.300%	15,124,000	15,573,255
ConAgra Foods, Inc. Senior Unsecured(b)
10/01/28	7.000%	6,685,000	7,544,905
General Mills, Inc. Senior Unsecured(b)
12/15/21	3.150%	18,060,000	17,845,194
Hershey Co. (The) Senior Unsecured(b)
12/01/20	4.125%	380,000	420,723
Kraft Foods, Inc.
Senior Unsecured
08/11/17	6.500%	6,957,000	8,154,622
08/23/18	6.125%	2,404,000	2,798,984
Kraft Foods, Inc.(b)
Senior Unsecured
02/01/18	6.125%	5,255,000	6,069,278

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Pinnacle Foods Finance LLC/Corp.
04/01/15	9.250%	$217,000	$221,883
SABMiller PLC Senior Unsecured(a)(d)
07/15/18	6.500%	8,815,000	10,466,288
Total			69,313,357
Gaming 0.1%
Caesars Entertainment Operating Co., Inc.
Senior Secured
06/01/17	11.250%	1,138,000	1,183,520
Caesars Entertainment Operating Co., Inc.(b)
Secured
04/15/18	12.750%	677,000	502,673
MGM Resorts International
Senior Secured
03/15/20	9.000%	1,067,000	1,157,695
Senior Unsecured
03/01/18	11.375%	753,000	811,357
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	73,000	78,475
Pinnacle Entertainment, Inc.
06/15/15	7.500%	88,000	85,360
ROC Finance LLC/Corp. Secured(a)
09/01/18	12.125%	566,000	594,300
Seminole Indian Tribe of Florida(a)
10/01/17	7.750%	92,000	94,760
Senior Secured
10/01/20	6.535%	932,000	902,390
Seneca Gaming Corp.(a)(b)
12/01/18	8.250%	1,214,000	1,165,440
Tunica-Biloxi Gaming Authority Senior Unsecured(a)
11/15/15	9.000%	310,000	311,550
Total			6,887,520
Gas Pipelines 4.9%
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	47,344,000	54,552,171
El Paso Corp.
Senior Unsecured
06/01/18	7.250%	37,000	40,515
El Paso Corp.(b)
Senior Unsecured
09/15/20	6.500%	1,627,000	1,757,160
01/15/32	7.750%	461,000	528,998
El Paso Pipeline Partners Operating Co. LLC(b)
10/01/21	5.000%	18,255,000	18,155,346
Enterprise Products Operating LLC
02/01/41	5.950%	6,671,000	7,214,446

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
02/15/42	5.700%	$12,799,000	$13,481,187
Kinder Morgan Energy Partners LP Senior Unsecured
09/01/39	6.500%	401,000	428,339
MarkWest Energy Partners LP/Finance Corp.(b)
06/15/22	6.250%	913,000	922,130
NGPL PipeCo LLC Senior Unsecured(a)
12/15/12	6.514%	635,000	650,844
Nisource Finance Corp.
09/15/17	5.250%	28,651,000	31,481,232
Nisource Finance Corp.(b)
09/15/20	5.450%	5,518,000	5,990,115
Northwest Pipeline GP
Senior Unsecured
06/15/16	7.000%	6,126,000	7,226,076
04/15/17	5.950%	10,420,000	12,094,668
Plains All American Pipeline LP/Finance Corp.(b)
02/01/21	5.000%	10,150,000	10,769,292
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	410,000	448,950
07/15/21	6.500%	861,000	886,830
Southern Natural Gas Co./Issuing Corp. Senior Unsecured
06/15/21	4.400%	11,560,000	11,542,024
Southern Natural Gas Co.
Senior Unsecured
03/01/32	8.000%	445,000	551,940
Southern Natural Gas Co.(a)
Senior Unsecured
04/01/17	5.900%	11,121,000	12,693,665
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	2,580,000	2,605,800
TransCanada PipeLines Ltd.(c)(d)
05/15/67	6.350%	15,846,000	15,828,015
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	19,576,000	22,576,374
Total			232,426,117
Health Care 0.7%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	78,000	79,950
AMGH Merger Sub, Inc. Senior Secured(a)
11/01/18	9.250%	759,000	751,410
American Renal Associates Holdings, Inc. Senior Unsecured
03/01/16	9.750%	136,711	136,369

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	$758,000	$780,740
Biomet, Inc.(b)
10/15/17	10.000%	549,000	591,548
CHS/Community Health Systems, Inc.(a)
11/15/19	8.000%	679,000	658,630
CHS/Community Health Systems, Inc.(b)
07/15/15	8.875%	693,000	712,058
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	13,411,000	14,281,374
ConvaTec Healthcare E SA Senior Unsecured(a)(d)
12/15/18	10.500%	1,284,000	1,158,810
Emdeon, Inc.(a)
12/31/19	11.000%	675,000	695,250
Fresenius Medical Care U.S. Finance, Inc.(a)
02/15/21	5.750%	485,000	475,300
Fresenius Medical Care U.S. Finance, Inc.(a)(b)
09/15/18	6.500%	636,000	659,850
HCA, Inc.
Senior Secured
02/15/20	7.875%	1,335,000	1,405,087
09/15/20	7.250%	2,325,000	2,388,937
HCA, Inc.(b)
02/15/22	7.500%	569,000	560,465
Senior Secured
02/15/20	6.500%	439,000	436,805
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	869,000	870,086
Health Management Associates, Inc. Senior Unsecured(a)(b)
01/15/20	7.375%	1,100,000	1,106,875
Healthsouth Corp.
02/15/20	8.125%	502,000	493,215
Healthsouth Corp.(b)
09/15/22	7.750%	69,000	66,930
InVentiv Health, Inc.(a)(b)
08/15/18	10.000%	859,000	813,902
Multiplan, Inc. (a)
09/01/18	9.875%	1,082,000	1,087,410
Omnicare, Inc.(b)
06/01/20	7.750%	427,000	448,350
Radnet Management, Inc.
04/01/18	10.375%	300,000	265,500
Rural/Metro Corp. Senior Unsecured(a)
07/15/19	10.125%	386,000	362,840
STHI Holding Corp. Secured(a)
03/15/18	8.000%	349,000	353,363

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Vanguard Health Holding Co. II LLC/Inc.(b)
02/01/18	8.000%	$1,465,000	$1,391,750
Total			33,032,804
Healthcare Insurance 0.1%
UnitedHealth Group, Inc.
Senior Unsecured
02/15/41	5.950%	2,007,000	2,341,978
UnitedHealth Group, Inc.(b)
Senior Unsecured
02/15/18	6.000%	803,000	939,205
Total			3,281,183
Home Construction —%
Shea Homes LP/Funding Corp. Senior Secured(a)(b)
05/15/19	8.625%	921,000	842,715
Independent Energy 1.8%
Anadarko Petroleum Corp.
Senior Unsecured
09/15/16	5.950%	29,912,000	33,452,025
Anadarko Petroleum Corp.(b)
03/15/40	6.200%	8,905,000	9,736,015
Antero Resources Finance Corp.(a)(b)
08/01/19	7.250%	32,000	32,000
Berry Petroleum Co. Senior Unsecured(b)
11/01/20	6.750%	310,000	309,225
Bill Barrett Corp.
10/01/19	7.625%	287,000	296,328
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,604,000	1,591,970
Carrizo Oil & Gas, Inc.(a)
10/15/18	8.625%	86,000	84,710
Chaparral Energy, Inc.
10/01/20	9.875%	460,000	492,200
09/01/21	8.250%	734,000	722,990
Chesapeake Energy Corp.(b)
08/15/20	6.625%	1,240,000	1,289,600
11/15/20	6.875%	770,000	808,500
02/15/21	6.125%	1,275,000	1,278,187
Concho Resources, Inc.
01/15/21	7.000%	2,518,000	2,618,720
01/15/22	6.500%	104,000	106,080
Continental Resources, Inc.
10/01/19	8.250%	19,000	20,995
10/01/20	7.375%	3,000	3,248
Continental Resources, Inc.(b)
04/01/21	7.125%	834,000	892,380
Denbury Resources, Inc.
03/01/16	9.750%	493,000	543,532

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Encana Corp. Senior Unsecured(d)
11/15/21	3.900%	$3,185,000	$3,115,510
Goodrich Petroleum Corp.(a)
03/15/19	8.875%	485,000	475,300
Hilcorp Energy I LP/Finance Co. Senior Notes(a)
02/15/20	8.000%	1,056,000	1,111,440
Kodiak Oil & Gas Corp. Senior Notes(a)(d)
12/01/19	8.125%	1,380,000	1,400,700
Laredo Petroleum, Inc.(a)(b)
02/15/19	9.500%	1,462,000	1,514,997
Linn Energy LLC/Finance Corp.(a)
05/15/19	6.500%	480,000	456,000
MEG Energy Corp.(a)(b)(d)
03/15/21	6.500%	802,000	806,010
Nexen, Inc.(d)
Senior Unsecured
05/15/37	6.400%	7,105,000	7,256,003
07/30/39	7.500%	3,631,000	4,139,086
Oasis Petroleum, Inc.(a)
02/01/19	7.250%	981,000	995,715
Oasis Petroleum, Inc.(b)
11/01/21	6.500%	769,000	747,852
Petrohawk Energy Corp.
08/15/18	7.250%	874,000	978,880
06/01/19	6.250%	156,000	170,820
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	475,000	503,500
Range Resources Corp.
06/01/21	5.750%	498,000	531,615
Range Resources Corp.(b)
05/01/18	7.250%	10,000	10,675
05/15/19	8.000%	728,000	808,080
SM Energy Co. Senior Unsecured(a)
11/15/21	6.500%	341,000	341,000
WPX Energy, Inc. Senior Unsecured(a)
01/15/22	6.000%	587,000	576,727
Whiting Petroleum Corp.
10/01/18	6.500%	40,000	41,400
Woodside Finance Ltd.(a)(d)
05/10/21	4.600%	3,811,000	3,892,830
Total			84,152,845
Integrated Energy 0.7%
Hess Corp. Senior Unsecured
08/15/31	7.300%	4,909,000	6,161,168

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy (continued)
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	$14,340,000	$15,644,797
Shell International Finance BV(b)(d)
03/25/40	5.500%	10,219,000	12,344,358
Total			34,150,323
Life Insurance 1.8%
ING Groep NV(c)(d)
12/29/49	5.775%	27,077,000	18,141,590
MetLife Capital Trust X(a)
04/08/38	9.250%	11,755,000	13,121,519
MetLife, Inc.
08/01/69	10.750%	19,284,000	24,924,570
Prudential Financial, Inc.
Senior Unsecured
12/01/17	6.000%	803,000	874,223
Prudential Financial, Inc.(c)
06/15/38	8.875%	25,116,000	28,129,920
Total			85,191,822
Media Cable 1.2%
CCO Holdings LLC/Capital Corp.(b)
01/15/19	7.000%	725,000	729,531
04/30/20	8.125%	380,000	399,000
CSC Holdings LLC(a)(b)
Senior Unsecured
11/15/21	6.750%	189,000	189,945
CSC Holdings LLC(b)
Senior Unsecured
02/15/18	7.875%	765,000	833,850
02/15/19	8.625%	131,000	146,065
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(a)
11/15/17	8.625%	1,320,000	1,343,100
Comcast Corp.
02/15/18	5.875%	4,244,000	4,851,490
Comcast Corp.(b)
03/01/40	6.400%	6,053,000	6,961,156
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	12,848,000	13,035,272
03/01/16	3.500%	11,367,000	11,703,736
DIRECTV Holdings LLC/Financing Co., Inc.(b)
03/01/21	5.000%	8,503,000	8,820,902
DISH DBS Corp.
02/01/16	7.125%	900,000	924,750
DISH DBS Corp.(b)
09/01/19	7.875%	990,000	1,049,400
Kabel BW Erste Beteiligungs GmbH/Co. KG Senior Secured(a)(b)(d)
03/15/19	7.500%	350,000	350,000
Quebecor Media, Inc. Senior Unsecured(b)(d)
03/15/16	7.750%	1,435,000	1,456,525

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Cable (continued)

Time Warner Cable, Inc.(b)
02/15/21	4.125%	$3,769,000	$3,750,272
UPCB Finance V Ltd. Senior Secured(a)(d)
11/15/21	7.250%	512,000	492,121
Videotron Ltee(d)
04/15/18	9.125%	639,000	701,303
Total			57,738,418

Media Non-Cable 0.8%

AMC Networks, Inc.(a)(b)
07/15/21	7.750%	688,000	727,560
Clear Channel Communications, Inc. Senior Secured(b)
03/01/21	9.000%	523,000	431,475
Clear Channel Worldwide Holdings, Inc.(b)
12/15/17	9.250%	820,000	863,050
Cumulus Media, Inc.(a)(b)
05/01/19	7.750%	250,000	215,000
EH Holding Corp.(a)(b)
06/15/21	7.625%	1,410,000	1,385,325
Senior Secured
06/15/19	6.500%	330,000	322,575
Intelsat Jackson Holdings SA(a)(d)
10/15/20	7.250%	1,680,000	1,621,200
Intelsat Jackson Holdings SA(d)
06/15/16	11.250%	1,100,000	1,144,000
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	726,000	719,648
News America, Inc.(b)
02/15/41	6.150%	22,615,000	24,213,790
Nielsen Finance LLC/Co.(b)
10/15/18	7.750%	1,465,000	1,549,237
Salem Communications Corp. Secured
12/15/16	9.625%	572,000	597,740
Sinclair Television Group, Inc. Secured(a)
11/01/17	9.250%	1,169,000	1,244,985
Univision Communications, Inc.(a)(b)
05/15/21	8.500%	582,000	488,880
Senior Secured
11/01/20	7.875%	1,174,000	1,112,365
XM Satellite Radio, Inc.(a)(b)
11/01/18	7.625%	1,178,000	1,201,560
Total			37,838,390

Metals 0.7%

Alpha Natural Resources, Inc.(b)
06/01/19	6.000%	1,064,000	1,016,120

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Metals (continued)

06/01/21	6.250%	$349,000	$331,550
ArcelorMittal(b)(d)
Senior Unsecured
03/01/21	5.500%	13,730,000	12,113,691
03/01/41	6.750%	7,035,000	5,995,600
ArcelorMittal(d)
Senior Unsecured
10/15/39	7.000%	448,000	394,112
Arch Coal, Inc.(a)(b)
06/15/19	7.000%	939,000	920,220
06/15/21	7.250%	555,000	536,963
Calcipar SA Senior Secured(a)(d)
05/01/18	6.875%	1,024,000	922,880
Consol Energy, Inc.
04/01/20	8.250%	1,340,000	1,440,500
FMG Resources August 2006 Proprietary Ltd.(a)(b)(d)
02/01/16	6.375%	1,103,000	1,036,820
02/01/18	6.875%	979,000	898,232
Senior Notes
11/01/19	8.250%	986,000	958,885
FMG Resources August 2006 Proprietary Ltd.(a)(d)
11/01/15	7.000%	706,000	681,290
JMC Steel Group Senior Notes(a)
03/15/18	8.250%	535,000	502,900
Novelis, Inc.(d)
12/15/17	8.375%	420,000	436,800
12/15/20	8.750%	740,000	780,700
Nucor Corp. Senior Unsecured
06/01/18	5.850%	2,419,000	2,860,288
Peabody Energy Corp.(a)
Senior Notes
11/15/21	6.250%	573,000	577,298
Senior Unsecured
11/15/18	6.000%	859,000	857,926
Rain CII Carbon LLC/Corp. Senior Secured(a)
12/01/18	8.000%	665,000	648,375
Vale Overseas Ltd.(d)
11/21/36	6.875%	1,481,000	1,618,647
Total			35,529,797

Non-Captive Consumer 0.4%

Discover Financial Services Senior Unsecured
07/15/19	10.250%	3,954,000	4,681,235
HSBC Finance Capital Trust IX(c)
11/30/35	5.911%	12,445,000	9,893,775
SLM Corp.
Senior Notes
01/25/16	6.250%	730,000	694,134

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Non-Captive Consumer (continued)

SLM Corp.(b)
Senior Unsecured
03/25/20	8.000%	$787,000	$769,293
Springleaf Finance Corp. Senior Unsecured(b)
12/15/17	6.900%	974,000	662,320
Total			16,700,757

Non-Captive Diversified 1.5%

Ally Financial, Inc.(b)
03/15/20	8.000%	3,712,000	3,660,960
CIT Group, Inc.(a)
Secured
05/02/16	7.000%	2,000,000	1,975,000
05/02/17	7.000%	2,120,000	2,088,200
CIT Group, Inc.(a)(b)
Secured
04/01/18	6.625%	350,000	351,750
CIT Group, Inc.(b)
Secured
05/01/17	7.000%	1,031,000	1,020,690
Ford Motor Credit Co. LLC Senior Unsecured(b)
02/01/21	5.750%	3,642,000	3,714,377
General Electric Capital Corp.
Senior Unsecured
10/17/21	4.650%	15,905,000	15,966,680
General Electric Capital Corp.(b)
Senior Unsecured
01/07/21	4.625%	40,005,000	39,725,165
International Lease Finance Corp.
Senior Unsecured
05/15/19	6.250%	1,779,000	1,582,056
International Lease Finance Corp.(b)
Senior Unsecured
09/01/17	8.875%	380,000	384,750
12/15/20	8.250%	1,520,000	1,512,400
Total			71,982,028

Oil Field Services 0.2%

Green Field Energy Services, Inc. Senior Secured(a)
11/15/16	13.000%	789,000	796,890
Offshore Group Investments Ltd. Senior Secured(d)
08/01/15	11.500%	1,588,000	1,703,130
Oil States International, Inc.(b)
06/01/19	6.500%	555,000	557,775
Trinidad Drilling Ltd. Senior Unsecured(a)(d)
01/15/19	7.875%	512,000	522,171
Weatherford International Ltd.(d)
03/15/38	7.000%	5,610,000	6,201,687
Total			9,781,653

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Other Industry 0.4%

Interline Brands, Inc.(b)
11/15/18	7.000%	$693,000	$713,790
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	775,000	896,038
President and Fellows of Harvard College(a)
01/15/39	6.500%	12,445,000	18,209,898
Total			19,819,726

Packaging 0.1%

Ardagh Packaging Finance PLC Senior Secured(a)(b)(d)
10/15/17	7.375%	873,000	886,095
Ball Corp.(b)
09/01/19	7.375%	640,000	694,400
Crown Americas LLC/Capital Corp. III
02/01/21	6.250%	540,000	560,250
Greif, Inc. Senior Unsecured
02/01/17	6.750%	482,000	501,280
Reynolds Group Issuer, Inc./LLC(a)
Senior Secured
04/15/19	7.125%	577,000	564,017
02/15/21	6.875%	2,065,000	1,961,750
Reynolds Group Issuer, Inc./LLC(a)(b)
04/15/19	9.000%	466,000	419,400
Senior Secured
08/15/19	7.875%	452,000	454,260
Senior Unsecured
08/15/19	9.875%	1,150,000	1,052,250
Total			7,093,702

Paper 0.5%

Cascades, Inc.(d)
12/15/17	7.750%	996,000	968,610
Georgia-Pacific LLC(a)
05/01/16	8.250%	18,736,000	20,592,026
Graphic Packaging International, Inc.(b)
06/15/17	9.500%	1,260,000	1,373,400
Verso Paper Holdings LLC/Inc. Secured
02/01/19	8.750%	879,000	571,350
Total			23,505,386

Pharmaceuticals 0.4%

Endo Pharmaceuticals Holdings, Inc.(a)
01/15/22	7.250%	265,000	272,288
Grifols, Inc. Senior Secured(a)
02/01/18	8.250%	1,161,000	1,195,830

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Pharmaceuticals (continued)

Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a)(g)
12/01/19	9.500%	$237,000	$238,185
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	13,839,000	15,753,570
Mylan, Inc.(a)(b)
11/15/18	6.000%	835,000	832,912
Roche Holdings, Inc.(a)(b)
03/01/19	6.000%	332,000	401,886
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	337,000	329,418
Total			19,024,089

Property & Casualty 1.2%

CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	337,000	353,158
11/15/19	7.350%	7,174,000	7,816,382
08/15/21	5.750%	2,104,000	2,092,998
Liberty Mutual Group, Inc.(a)
Senior Unsecured
03/15/35	6.500%	5,600,000	5,365,248
Liberty Mutual Group, Inc.(a)(c)
06/15/58	10.750%	12,540,000	15,110,700
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	23,370,000	25,783,186
Total			56,521,672

Railroads 0.9%

BNSF Funding Trust I(c)
12/15/55	6.613%	3,967,000	4,006,670
CSX Corp.
Senior Unsecured
03/15/18	6.250%	10,823,000	12,855,559
05/30/42	4.750%	19,890,000	19,600,541
Canadian Pacific Railway Co. Senior Unsecured(b)(d)
05/15/18	6.500%	1,251,000	1,444,750
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	2,423,000	2,852,358
Total			40,759,878

Refining —%

United Refining Co. Senior Secured
02/28/18	10.500%	466,000	439,205

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

REITs 0.9%

Boston Properties LP Senior Unsecured(b)
05/15/21	4.125%	$23,967,000	$23,698,689
Brandywine Operating Partnership LP
05/15/15	7.500%	3,179,000	3,469,478
Duke Realty LP
Senior Unsecured
08/15/19	8.250%	8,557,000	9,951,928
Duke Realty LP(b)
Senior Unsecured
02/15/15	7.375%	5,356,000	5,859,957
Total			42,980,052

Restaurants 0.9%

McDonald’s Corp. Senior Unsecured(b)
05/20/21	3.625%	28,090,000	30,027,845
Yum! Brands, Inc. Senior Unsecured
03/15/18	6.250%	11,201,000	13,011,877
Total			43,039,722

Retailers 1.1%

Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%	10,062,000	9,474,902
Burlington Coat Factory Warehouse Corp.(a)
02/15/19	10.000%	310,000	298,375
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	7,039,000	8,129,742
CVS Caremark Corp(b)(c)
06/01/62	6.302%	15,839,000	15,799,403
Limited Brands, Inc.
04/01/21	6.625%	380,000	396,150
Macy’s Retail Holdings, Inc.
07/15/27	6.790%	16,170,000	16,945,351
Needle Merger Sub Corp. Senior Unsecured(a)(b)
03/15/19	8.125%	205,000	188,600
QVC, Inc.(a)
Senior Secured
10/01/19	7.500%	346,000	368,490
QVC, Inc.(a)(b)
Senior Secured
10/15/20	7.375%	523,000	554,380
Rite Aid Corp.
06/15/17	9.500%	225,000	196,875
Rite Aid Corp.(b)
Senior Secured
08/15/20	8.000%	962,000	1,038,960

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Retailers (continued)

Sally Holdings LLC/Capital, Inc.(a)(b)
11/15/19	6.875%	$237,000	$238,778
Total			53,630,006

Supermarkets 0.3%

Kroger Co. (The)
12/15/18	6.800%	10,454,000	12,710,235

Technology 0.5%

Amkor Technology, Inc. Senior Unsecured(b)
05/01/18	7.375%	1,673,000	1,664,635
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	317,000	329,680
01/15/20	6.875%	557,000	590,420
CDW LLC/Finance Corp.(a)(b)
04/01/19	8.500%	862,000	816,745
Senior Secured
12/15/18	8.250%	679,000	692,580
Cardtronics, Inc.
09/01/18	8.250%	1,000,000	1,080,000
CommScope, Inc.(a)(b)
01/15/19	8.250%	496,000	478,640
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	235,000	239,700
First Data Corp.(a)
01/15/21	12.625%	1,515,000	1,249,875
Senior Secured
08/15/20	8.875%	696,000	696,000
First Data Corp.(a)(b)
Senior Secured
06/15/19	7.375%	681,000	633,330
Freescale Semiconductor, Inc. Senior Secured(a)(d)
04/15/18	9.250%	645,000	672,413
Hewlett-Packard Co. Senior Unsecured
09/15/41	6.000%	12,881,000	13,873,687
NXP BV/Funding LLC Senior Secured(a)(d)
08/01/18	9.750%	792,000	869,220
iGate Corp.(a)(b)
05/01/16	9.000%	706,000	704,235
Total			24,591,160

Transportation Services 0.2%

AE Escrow Corp.(a)
03/15/20	9.750%	591,000	591,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Transportation Services (continued)

Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	$302,000	$290,675
ERAC U.S.A. Finance LLC(a)
10/15/37	7.000%	8,082,000	9,249,477
Hertz Corp. (The)
10/15/18	7.500%	1,425,000	1,428,563
01/15/21	7.375%	309,000	305,910
Total			11,865,625

Wireless 0.6%

CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured (a)(b)
05/01/17	7.750%	990,000	1,066,725
Cricket Communications, Inc.
10/15/20	7.750%	650,000	510,250
Cricket Communications, Inc.(b)
Senior Secured
05/15/16	7.750%	1,130,000	1,127,175
MetroPCS Wireless, Inc.(b)
09/01/18	7.875%	870,000	830,850
11/15/20	6.625%	114,000	99,465
Nextel Communications, Inc.(b)
08/01/15	7.375%	956,000	841,280
SBA Telecommunications, Inc.
08/15/16	8.000%	920,000	984,400
08/15/19	8.250%	890,000	957,862
Sprint Nextel Corp.
Senior Unsecured
08/15/17	8.375%	817,000	700,577
Sprint Nextel Corp.(a)(b)
11/15/18	9.000%	2,630,000	2,656,300
Senior Unsecured
11/15/21	11.500%	571,000	542,450
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	14,614,000	14,379,168
Wind Acquisition Finance SA(a)(b)(d)
Secured
07/15/17	11.750%	109,000	94,013
Wind Acquisition Finance SA(a)(d)
Senior Secured
02/15/18	7.250%	2,176,000	1,849,600
Total			26,640,115

Wirelines 2.2%

AT&T, Inc. Senior Unsecured
02/15/39	6.550%	22,322,000	26,895,376
CenturyLink, Inc. Senior Unsecured(b)
06/15/21	6.450%	9,024,000	8,700,986
Cincinnati Bell, Inc.(b)
10/15/17	8.250%	197,000	191,090
10/15/20	8.375%	337,000	327,732

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)

Embarq Corp.
Senior Unsecured
06/01/16	7.082%	$5,167,000	$5,466,360
Embarq Corp.(b)
Senior Unsecured
06/01/36	7.995%	14,618,000	14,700,826
Frontier Communications Corp.(b)
Senior Unsecured
04/15/15	7.875%	452,000	448,610
04/15/17	8.250%	385,000	374,894
04/15/20	8.500%	524,000	497,800
04/15/22	8.750%	67,000	62,645
Integra Telecom Holdings, Inc. Senior Secured(a)
04/15/16	10.750%	283,000	250,455
Level 3 Communications, Inc. Senior Unsecured(b)
02/01/19	11.875%	395,000	408,825
Level 3 Financing, Inc.
02/15/17	8.750%	405,000	402,975
02/01/18	10.000%	364,000	373,100
Level 3 Financing, Inc.(a)
Senior Unsecured
07/01/19	8.125%	371,000	350,595
Level 3 Financing, Inc.(b)
04/01/19	9.375%	524,000	529,240
PAETEC Holding Corp.
12/01/18	9.875%	1,150,000	1,244,875
Senior Secured
06/30/17	8.875%	742,000	801,360
Qwest Communications International, Inc.
04/01/18	7.125%	1,760,000	1,799,600
Telefonica Emisiones SAU(d)
01/15/15	4.949%	20,209,000	19,947,738
06/20/16	6.421%	430,000	436,170
02/16/21	5.462%	6,496,000	5,880,066
Tw telecom holdings, inc.
03/01/18	8.000%	739,000	775,950
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	11,814,000	13,794,853
Windstream Corp.(b)
11/01/17	7.875%	814,000	850,630
Total			105,512,751
Total Corporate Bonds & Notes (Cost: $2,086,833,208)			$2,090,762,197

Convertible Bonds —%

Health Care —%

Kinetic Concepts/KCI U.S.A., Inc. Secured(a)(b)
11/01/18	10.500%	211,000	202,560
Total Convertible Bonds (Cost: $206,780)			$202,560

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 18.7%

Federal Home Loan Mortgage Corp.(c)(h)(i)
CMO IO Series 3517 Class JI
12/15/12	1.128%	$5,869,641	$15,120
Federal Home Loan Mortgage Corp.(h)
06/01/41	4.500%	24,550,941	26,071,127
06/01/36	5.000%	12,706,495	13,604,742
04/01/33- 06/01/33	5.500%	7,713,384	8,429,530
10/01/31- 09/01/37	6.000%	10,963,671	12,264,862
10/01/28- 07/01/32	7.000%	2,947,614	3,379,461
01/01/17- 02/01/25	8.000%	258,072	303,798
03/01/17- 08/01/22	8.500%	121,422	142,828
04/01/21	9.000%	17,509	19,828
Federal Home Loan Mortgage Corp.(h)(i)
CMO IO Series 3430 Class IA
07/15/12	0.818%	14,527,284	43,345
CMO IO Series 3447 Class AI
03/15/12	1.244%	7,063,911	13,246
Federal National Mortgage Association(b)(h)
09/01/41	4.000%	59,513,843	62,350,046
Federal National Mortgage Association(c)(h)(i)
CMO IO Series 2008-40 Class AI
08/25/12	1.200%	24,044,926	164,941
Federal National Mortgage Association(g)(h)
12/01/41	5.000%	55,700,000	59,868,800
Federal National Mortgage Association(h)
03/01/41	3.500%	6,806,976	6,949,346
09/01/40- 10/01/41	4.000%	155,199,182	162,349,885
05/01/39- 07/01/41	4.500%	106,495,049	112,893,202
04/01/29- 05/01/41	5.000%	101,393,337	109,484,564
12/01/28- 02/01/38	5.500%	89,433,869	97,585,883
05/01/24- 09/01/39	6.000%	71,489,829	79,150,788
03/01/26- 07/01/38	7.000%	8,727,079	9,971,412
04/01/27- 06/01/32	7.500%	990,401	1,154,447
02/01/25- 08/01/27	8.000%	433,398	505,855
04/01/23	8.500%	112,693	123,867
06/01/24	9.000%	118,239	138,293

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

Federal National Mortgage Association(h)(i)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	$1,324,559	$103,325
CMO IO Series 2004-84 Class GI
12/25/22	5.000%	158,122	5,130
Federal National Mortgage Association(h)(j)
CMO PO STRIPS Series 43 Class 1
09/01/18	0.000%	5,366	5,012
Federal National Mortgage Association(h)(k)
06/01/40	5.000%	21,671,499	23,430,667
04/01/33	5.500%	4,045,382	4,460,268
Government National Mortgage Association(h)
06/15/2040- 06/15/2041	5.500%	98,049,440	89,942,266

Total Residential Mortgage-Backed Securities - Agency (Cost: $870,098,982)			$893,033,058

Residential Mortgage-Backed Securities - Non-Agency 1.2%

American General Mortgage Loan Trust(a)(c)(h)
CMO Series 2009-1 Class A7
09/25/48	5.750%	13,325,647	13,506,929
CMO Series 2010-1A Class A1
03/25/58	5.150%	2,332,616	2,398,952
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1(a)(h)
08/27/37	6.000%	4,496,776	4,693,510
Credit Suisse Mortgage Capital Certificates(a)(c)(h)
CMO Series 2009-12R Class 30A1
12/27/36	5.300%	1,885,084	1,901,151
CMO Series 2010-11R Class A1
06/28/47	1.260%	6,910,154	6,848,675
CMO Series 2010-12R Class 13A1
12/26/37	4.250%	8,513,065	8,543,388
Credit Suisse Mortgage Capital Certificates(a)(h)
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	5,145,000	5,145,000
Fadr LLC Series 2009-2 Class A(a)(c)(h)
01/28/40	2.510%	903,151	858,840
JPMorgan Alternative Loan Trust CMO Series 2006-A4 Class A1(c)(h)
09/25/36	5.950%	3,090,622	3,019,062
LVII Resecuritization Trust CMO Series 2009-3 Class A1(a)(c)(h)
11/27/37	5.643%	1,981,505	1,983,889
Nomura Asset Acceptance Corp.(c)(h)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	516,434	455,930
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	3,272,964	2,889,032
Prime Mortgage Trust CMO Series 2005-1 Class 2A1(a)(h)
09/25/34	5.000%	767,150	771,783

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A(c)(h)
12/25/34	4.740%	$2,547,494	$2,569,224
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-2 Class 1A2(h)
04/25/35	8.000%	1,456,527	1,470,500

Total Residential Mortgage-Backed Securities - Non-Agency
(Cost: $56,818,663)			$57,055,865

Commercial Mortgage-Backed Securities - Non-Agency 15.7%

Banc of America Merrill Lynch Commercial Mortgage, Inc.(h)
Series 2005-3 Class A3A
07/10/43	4.621%	11,075,000	11,268,203
Series 2005-3 Class A4
07/10/43	4.668%	22,527,000	24,261,106
Series 2005-4 Class A5A
07/10/45	4.933%	16,246,000	17,736,294
Bear Stearns Commercial Mortgage Securities(c)(h)
Series 2005-T18 Class A4
02/13/42	4.933%	8,557,679	9,242,405
Series 2005-T20 Class A4A
10/12/42	5.295%	7,225,000	7,897,337
Bear Stearns Commercial Mortgage Securities(h)
Series 2003-T10 Class A2
03/13/40	4.740%	9,275,000	9,607,286
Series 2006-PW14 Class A4
12/11/38	5.201%	28,790,000	31,221,834
Series 2007-PW18 Class A4
06/11/50	5.700%	3,530,000	3,801,905
Citigroup Commercial Mortgage Trust(h)
Series 2005-C3 Class A4
05/15/43	4.860%	12,400,000	13,303,576
Series 2006-C5 Class A4
10/15/49	5.431%	7,671,000	8,329,226
Citigroup/Deutsche Bank Commercial Mortgage Trust(c)(h)
Series 2005-CD1 Class A4
07/15/44	5.400%	9,130,000	10,036,764
Series 2007-CD5 Class A4
11/15/44	5.886%	11,850,000	12,852,001
Citigroup/Deutsche Bank Commercial Mortgage Trust(h)
Series 2007-CD4 Class A4
12/11/49	5.322%	21,264,000	21,990,963
Commercial Mortgage Pass-Through Certificates Series 2003-LB1A Class A2(h)
06/10/38	4.084%	17,500,000	18,082,155
Credit Suisse First Boston Mortgage Securities Corp.(c)(h)
Series 2004-C1 Class A4
01/15/37	4.750%	8,810,000	9,238,800
Series 2005-C6 Class A4
12/15/40	5.230%	14,775,000	16,303,075

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Credit Suisse First Boston Mortgage Securities Corp.(h)
Series 2002-CP3 Class A3
07/15/35	5.603%	$5,470,658	$5,512,339
Series 2004-C2 Class A1
05/15/36	3.819%	554,414	560,161
GE Capital Commercial Mortgage Corp.(c)(h)
Series 2005-C1 Class A5
06/10/48	4.772%	1,929,000	2,085,741
GE Capital Commercial Mortgage Corp.(h)
Series 2003-C1 Class A4
01/10/38	4.819%	1,063,513	1,098,624
GE Capital Commercial Mortgage Corp Series 2002-2A Class A3(h)
08/11/36	5.349%	3,300,000	3,352,430
GS Mortgage Securities Corp. II(h)
Series 2005-GG4 Class A4A
07/10/39	4.751%	34,920,000	37,111,684
Series 2006-GG8 Class A4
11/10/39	5.560%	5,645,000	6,071,068
General Electric Capital Assurance Co.(a)(c)(h)
Series 2003-1 Class A4
05/12/35	5.254%	6,673,192	7,047,299
Series 2003-1 Class A5
05/12/35	5.743%	5,050,000	5,842,769
Greenwich Capital Commercial Funding Corp.(c)(h)
Series 2005-GG3 Class A4
08/10/42	4.799%	6,500,000	6,987,760
Greenwich Capital Commercial Funding Corp.(h)
Series 2003-C2 Class A3
01/05/36	4.533%	2,692,657	2,715,127
Series 2007-GG9 Class A4
03/10/39	5.444%	30,994,000	32,718,041
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-C1 Class A2(h)
01/12/37	4.985%	3,275,000	3,371,540
JPMorgan Chase Commercial Mortgage Securities Corp.(c)(h)
Series 2003-CB6 Class A2
07/12/37	5.255%	22,250,000	23,333,219
Series 2005-LDP3 Class ASB
08/15/42	4.893%	8,846,259	9,268,350
Series 2005-LDP4 Class A4
10/15/42	4.918%	20,486,000	22,230,998
Series 2005-LDP5 Class A4
12/15/44	5.373%	33,845,000	37,308,738
Series 2006-LDP6 Class ASB
04/15/43	5.490%	10,220,312	10,786,701
Series 2007-CB19 Class A4
02/12/49	5.931%	22,050,000	23,791,641
JPMorgan Chase Commercial Mortgage Securities Corp.(h)
Series 2003-LN1 Class A1
10/15/37	4.134%	1,055,501	1,076,934
Series 2003-ML1A Class A1
03/12/39	3.972%	787,749	792,066
Series 2004-LN2 Class A1
07/15/41	4.475%	3,201,358	3,229,120
Series 2005-LDP2 Class A3
07/15/42	4.697%	4,255,254	4,290,926
Series 2007-CB20 Class ASB
02/12/51	5.688%	4,500,000	4,797,567

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

LB-UBS Commercial Mortgage Trust(c)(h)
Series 2004-C6 Class A6
08/15/29	5.020%	$3,500,000	$3,714,991
Series 2005-C7 Class A4
11/15/30	5.197%	8,230,000	9,012,492
Series 2006-C4 Class AAB
06/15/32	6.042%	4,672,319	4,969,427
Series 2007-C7 Class A3
09/15/45	5.866%	12,830,000	13,711,164
LB-UBS Commercial Mortgage Trust(h)
Series 2003-C3 ClassA4
05/15/32	4.166%	13,850,000	14,360,359
Series 2004-C2 Class A3
03/15/29	3.973%	2,031,495	2,073,395
Series 2005-C3 Class A5
07/15/30	4.739%	8,935,000	9,634,378
Series 2006-C1 Class A4
02/15/31	5.156%	7,965,000	8,701,619
Morgan Stanley Capital I(b)(h)
Series 2007-IQ16 Class A4
12/12/49	5.809%	29,305,500	31,871,841
Morgan Stanley Capital I(c)(h)
Series 2006-T23 Class AAB
08/12/41	5.977%	3,480,753	3,658,442
Morgan Stanley Capital I(h)
Series 2003-IQ6 Class A4
12/15/41	4.970%	5,300,000	5,604,368
Series 2006-IQ12 Class A4
12/15/43	5.332%	9,025,000	9,963,257
Morgan Stanley Dean Witter Capital I Series 2002-IQ3 Class A4(h)
09/15/37	5.080%	3,648,060	3,730,626
Morgan Stanley Reremic Trust(a)(b)(c)(h)
Series 2010-GG10 Class A4A
08/15/45	5.984%	22,925,000	25,266,605
Morgan Stanley Reremic Trust(a)(c)(h)
Series 2009-GG10 Class A4A
08/12/45	5.984%	18,860,000	20,739,267
TIAA Seasoned Commercial Mortgage Trust(c)(h)
Series 2007-C4 Class A2
08/15/39	5.458%	2,189,360	2,225,333
Series 2007-C4 Class A3
08/15/39	5.739%	2,850,000	3,055,412
Wachovia Bank Commercial Mortgage Trust(c)(h)
Series 2003-C9 Class A4
12/15/35	5.012%	4,935,000	5,232,610
Series 2005-C22 Class A4
12/15/44	5.444%	33,076,000	36,200,425
Series 2006-C24 Class A3
03/15/45	5.558%	7,550,000	8,251,606
Wachovia Bank Commercial Mortgage Trust(h)
Series 2002-C2 Class A4
11/15/34	4.980%	4,483,783	4,579,216
Series 2003-C3 Class A2
02/15/35	4.867%	19,138,800	19,627,471
Series 2003-C5 Class A2
06/15/35	3.989%	335,000	344,696

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Series 2005-C16 Class A2
10/15/41	4.380%	$350,481	$350,040
Series 2005-C18 Class A4
04/15/42	4.935%	6,600,000	7,146,044
Series 2006-C24 Class APB
03/15/45	5.576%	2,638,302	2,724,805
Series 2006-C27 Class APB
07/15/45	5.727%	4,347,493	4,450,696
Series 2006-C29 Class A4
11/15/48	5.308%	3,950,000	4,265,111

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $737,786,488)			$746,019,469

Asset-Backed Securities - Non-Agency 1.6%

Ally Auto Receivables Trust
Series 2010-3 Class A3
10/15/14	1.110%	700,000	702,808
Series 2011-4 Class A2
03/17/14	0.650%	3,500,000	3,499,686
Ally Master Owner Trust Series 2011-4 Class A2
09/15/16	1.540%	5,107,000	5,090,306
BMW Vehicle Lease Trust Series 2011-1 Class A3
02/20/14	1.060%	4,400,000	4,407,978
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	5,578,000	5,556,477
Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1(c)
11/25/36	0.307%	1,503,446	1,453,478
CNH Equipment Trust Series 2011-B Class A3
08/15/16	0.910%	2,323,000	2,316,885
Citibank Credit Card Issuance Trust Series 2008-C6 Class C6
06/20/14	6.300%	9,050,000	9,288,362
Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3(c)
06/25/37	6.080%	6,230,000	6,236,517
Countrywide Asset-Backed Certificates (c)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	2,245,206	1,440,522
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	1,240,075	977,899
Ford Credit Auto Lease Trust
Series 2011-A Class A3
07/15/14	1.030%	4,625,000	4,626,903
Ford Credit Auto Lease Trust(a)
Series 2010-B Class A3
07/15/13	0.910%	4,435,000	4,437,817

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

GE Equipment Small Ticket LLC Series 2011-1A Class A3(a)
01/21/18	1.450%	$7,500,000	$7,536,773
Harley-Davidson Motorcycle Trust Series 2010-1 Class A3
02/15/15	1.160%	2,830,000	2,838,199
JPMorgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2(c)
01/25/37	0.327%	2,365,805	2,245,577
National Collegiate Student Loan Trust(i)
CMO IO Series 2006-3 Class AIO
01/25/12	7.100%	9,319,349	36,461
CMO IO Series 2006-4 Class AIO
02/27/12	6.350%	11,056,500	82,131
Navistar Financial Corp. Owner Trust Series 2010-A Class A2(a)
10/18/12	1.470%	987,136	987,136
Nissan Auto Lease Trust Series 2010-B Class A3
12/15/13	1.120%	2,975,000	2,984,583
Northstar Education Finance, Inc. Series 2004-1 Class A3(c)
04/28/17	0.595%	1,187,500	1,186,337
Soundview Home Equity Loan Trust Series 2006-WF2 Class A2B(c)
12/25/36	0.357%	371,685	369,935
Triad Auto Receivables Owner Trust Series 2007-A Class A4 (AGM)(c)
02/12/14	0.308%	8,810,489	8,770,008
Westlake Automobile Receivables Trust Series 2010-1A Class A(a)
12/17/12	1.750%	1,074,404	1,074,405

Total Asset-Backed Securities - Non-Agency (Cost: $78,359,810)			$78,147,183

U.S. Treasury Obligations 12.6%

U.S. Treasury
09/30/16	1.000%	2,380,000	2,390,598
08/15/41	3.750%	29,455,000	33,514,252
U.S. Treasury(b)
10/15/14	0.500%	35,000	35,115
08/31/16	1.000%	3,152,700	3,169,447
10/31/16	1.000%	3,310,000	3,321,380
08/31/18	1.500%	5,770,000	5,782,625
11/15/21	2.000%	21,755,000	21,619,031
U.S. Treasury(b)(l)
STRIPS
11/15/18	0.000%	107,085,000	95,819,551
11/15/21	0.000%	414,315,000	333,629,640
02/15/40	0.000%	190,563,000	77,132,661

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)

U.S. Treasury(l)
STRIPS
11/15/21	0.000%	$28,675,000	$22,890,392

Total U.S. Treasury Obligations (Cost: $545,466,492)			$599,304,692

Foreign Government Obligations 0.1%

ITALY 0.1%

Republic of Italy Senior Unsecured(b)(d)
09/20/16	5.250%	5,711,000	5,073,538

Total Foreign Government Obligations (Cost: $6,222,780)			$5,073,538

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.4%

Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z
06/01/30	5.631%	885,000	1,078,983
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	14,470,000	14,781,105
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	2,175,000	2,415,903
State of California Unlimited General Obligation Bonds Taxable Series 2010
11/01/15	3.950%	1,845,000	1,944,261

Total Municipal Bonds (Cost: $19,321,167)			$20,220,252

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans —%

Gaming –%
Caesars Octavius LLC Tranche B Term Loan(c)(m)
04/25/17	9.250%	507,000	478,481

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Gaming (continued)

ROC Finance LLC Tranche B Term Loan(c)(m)
08/19/17	8.500%	$245,000	$245,000
Total			723,481

Media Non-Cable –%

Cumulus Media Holdings, Inc. 2nd Lien Term Loan(c)(m)
01/14/19	7.500%	881,000	823,735

Total Senior Loans (Cost: $1,579,851)			$1,547,216

Issuer		Shares	Value

Preferred Stocks 0.8%

FINANCIALS 0.8%

Commercial Banks 0.8%

Citigroup Capital XIII, 7.875%(c)		1,244,745	$31,952,604
Lloyds Banking Group PLC, 6.657%(a)(b)(d)		7,526,000	$3,988,780
Total			35,941,384
TOTAL FINANCIALS			35,941,384

Total Preferred Stocks (Cost: $40,283,742)			$35,941,384

Issuer	Coupon Rate	Principal Amount	Value

Treasury Note Short-Term 1.3%

U.S. Treasury Bills(b)(l)
02/02/12	0.010%	60,028,816	$60,028,739

Total Treasury Note Short-Term (Cost: $60,028,816)			$60,028,739

		Shares	Value

Money Market Funds 1.7%

Columbia Short-Term Cash Fund, 0.155%(n)(o)		82,854,096	$82,854,096

Total Money Market Funds (Cost: $82,854,096)			$82,854,096

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 14.4%

Asset-Backed Commercial Paper 2.4%

Alpine Securitization
12/14/11	0.210%	$9,997,958	$9,997,958
Amsterdam Funding Corp.
01/03/12	0.320%	4,998,489	4,998,489
Aspen Funding Corp.
12/05/11	0.310%	9,997,245	9,997,245
Cancara Asset Securitisation LLC
12/05/11	0.270%	9,997,600	9,997,600
12/19/11	0.270%	9,997,900	9,997,900
Grampian Funding LLC
12/19/11	0.270%	9,997,900	9,997,900
KELLS FUNDING, LLC
01/03/12	0.360%	14,994,600	14,994,600
Regency Markets No. 1 LLC
12/02/11	0.180%	9,999,650	9,999,650
Rheingold Securitization
12/12/11	0.600%	3,997,800	3,997,800
Royal Park Investments Funding Corp.
12/01/11	0.750%	19,994,167	19,994,167
12/05/11	0.781%	9,993,283	9,993,283
Total			113,966,592

Certificates of Deposit 6.7%

ABM AMRO Bank N.V.
12/12/11	0.420%	4,998,134	4,998,134
Bank of Nova Scotia
05/03/12	0.375%	12,000,000	12,000,000
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	4,995,202	4,995,202
Branch Banking & Trust Corporation
01/09/12	0.350%	50,000,000	50,000,000
Clydesdale Bank PLC
12/07/11	0.300%	14,999,125	14,999,125
Commerzbank AG
12/07/11	0.300%	19,998,833	19,998,833
Credit Suisse
02/24/12	0.500%	10,000,000	10,000,000
Deutsche Bank AG
12/21/11	0.360%	20,000,000	20,000,000
Development Bank of Singapore Ltd.
12/08/11	0.290%	15,000,000	15,000,000
DnB NOR ASA
03/01/12	0.450%	15,000,000	15,000,000
National Australia Bank
04/30/12	0.410%	15,000,000	15,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

National Bank of Canada
05/08/12	0.397%	$14,000,000	$14,000,000
Nordea Bank AB
12/09/11	0.310%	15,000,000	15,000,000
01/13/12	0.350%	15,000,000	15,000,000
Rabobank
01/20/12	0.297%	15,000,000	15,000,000
Skandinaviska Enskilda Banken
12/16/11	0.250%	21,000,000	21,000,000
Standard Chartered Bank PLC
12/29/11	0.550%	9,986,117	9,986,117
Svenska Handelsbanken
12/21/11	0.330%	7,000,000	7,000,000
02/28/12	0.490%	15,000,000	15,000,000
03/01/12	0.460%	10,000,000	10,000,000
The Commonwealth Bank of Australia
02/08/12	0.340%	10,000,128	10,000,128
Union Bank of Switzerland
03/02/12	0.530%	3,000,000	3,000,000
Total			316,977,539

Commercial Paper 2.9%

Atlantis One
12/14/11	0.220%	24,995,417	24,995,417
Australia and New Zealand Bank Group, Ltd.
04/25/12	0.461%	9,976,617	9,976,617
ERSTE ABWICKLUNGSANSTALT
12/15/11	0.360%	9,995,900	9,995,900
HSBC Bank PLC
04/13/12	0.481%	14,963,400	14,963,400
Macquarie Bank Ltd.
04/20/12	0.803%	9,959,556	9,959,556
Skandinaviska Enskilda Banken AB
12/02/11	0.240%	9,998,000	9,998,000
Suncorp Metway Ltd.
12/07/11	0.350%	4,996,986	4,996,986
01/18/12	0.450%	14,988,187	14,988,187
02/01/12	0.500%	9,990,972	9,990,972
Toyota Motor Credit Corp.
04/26/12	0.562%	6,979,964	6,979,964
Westpac Securities NZ Ltd.
03/02/12	0.441%	9,977,756	9,977,756
04/20/12	0.531%	9,973,058	9,973,058
Total			136,795,813

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Other Short-Term Obligations 1.4%

Natixis Financial Products LLC
12/01/11	0.430%	$27,500,000	$27,500,000
The Goldman Sachs Group, Inc.
12/14/11	0.420%	5,000,000	5,000,000
01/13/12	0.550%	20,000,000	20,000,000
02/14/12	1.196%	4,901,254	4,901,254
Union Bank of Switzerland
02/23/12	0.806%	10,020,110	10,020,110
Total			67,421,364

Repurchase Agreements 1.0%

Goldman Sachs & Co. repurchase price $10,000,217 dated 11/29/11, matures 12/06/11,(p)
	0.130%	10,000,000	10,000,000

Mizuho Securities USA, Inc. repurchase price $20,000,100 dated 11/30/11, matures 12/01/11,(p)
	0.180%	20,000,000	20,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Royal Bank of Canada repurchase price $10,000,036 dated 11/30/11, matures 12/01/11,(p)
	0.130%	$10,000,000	$10,000,000

Societe Generale(p) repurchase price $2,845,786 dated 11/30/11, matures 12/01/11,
	0.110%	2,845,777	2,845,777

repurchase price $7,068,389 dated 11/30/11, matures 12/01/11
	0.140%	7,068,362	7,068,362
Total			49,914,139

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $685,075,447)			$685,075,447

Total Investments
(Cost: $5,270,936,322)(q)			$5,355,265,696(r)
Other Assets & Liabilities, Net			(590,778,025)

Net Assets			$4,764,487,671

Investments in Derivatives

Futures Contracts Outstanding at November 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Long Bond, 20-year	636	$89,914,500	March 2012	$—	$(1,258,205)
U.S. Treasury Note, 5-year	(4,384)	(537,656,522)	April 2012	320,689	—
U.S. Treasury Note, 10-year	(3,103)	(401,353,656)	March 2012	1,836,666	—
U.S. Treasury Ultra Bond, 30-year	(917)	(142,536,188)	March 2012	2,577,366	—
Total				$4,734,721	$(1,258,205)

Credit Default Swap Contracts Outstanding at November 30, 2011

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley	Toll Brothers, Inc.	Dec. 20, 2016	1.000%	$17,520,000	$941,901	$1,068,466	$(35,041)	$—	$(161,606)
Barclays	Textron, Inc.	Sept. 20, 2016	1.000	9,250,000	511,645	271,330	(18,501)	221,814	—
Morgan Stanley	Toll Brothers, Inc.	Sept. 20, 2016	1.000	11,790,000	568,842	529,307	(23,580)	15,955	—
Morgan Stanley	Limited Brands, Inc.	Sept. 20, 2016	1.000	13,350,000	659,265	812,653	(26,700)	—	(180,088)
JPMorgan	D.R. Horton, Inc.	Sept. 20, 2016	1.000	10,025,000	760,751	675,608	(20,050)	65,093
Morgan Stanley	Home Depot, Inc.	Sept. 20, 2016	1.000	15,385,000	(282,037)	(217,849)	(30,770)		(94,958)
JPMorgan	Morgan Stanley	Sept. 20, 2016	1.000	20,350,000	2,978,851	1,059,919	(40,700)	1,878,232	—
Barclays	Marriott International, Inc.	Sept. 20, 2016	1.000	10,385,000	215,829	55,897	(20,769)	139,163	—
Citibank	Goldman Sachs Group, Inc.	Sept. 20, 2016	1.000	19,780,000	2,195,025	384,948	(39,560)	1,770,517	—
Morgan Stanley	D.R. Horton, Inc.	Sept. 20, 2016	1.000	4,090,000	310,371	263,746	(8,180)	38,445	—
Barclays	D.R. Horton, Inc.	Sept. 20, 2016	1.000	15,345,000	1,164,461	1,202,609	(30,690)	—	(68,838)
Barclays	Toll Brothers, Inc.	Sept. 20, 2016	1.000	14,485,000	698,870	849,650	(28,969)	—	(179,749)
Barclays	Morgan Stanley	Sept. 20, 2016	1.000	3,650,000	534,290	404,412	(7,300)	122,578
Citigroup	Marriott International, Inc.	Sept. 20, 2016	1.000	5,685,000	118,150	121,549	(11,370)	—	(14,769)
Goldman Sachs International	Morgan Stanley	Sept. 20, 2016	1.000	17,675,000	2,587,282	1,663,550	(35,350)	888,382	—
Goldman Sachs International	Textron, Inc.	Sept. 20, 2016	1.000	4,155,000	229,825	232,883	(8,310)	—	(11,368)
Goldman Sachs International	Barclays Bank, PLC	Sept. 20, 2016	1.000	12,485,000	787,124	869,861	(24,970)	—	(107,707)
Morgan Stanley	Barclays Bank, PLC	Sept. 20, 2016	1.000	17,425,000	1,098,569	1,233,794	(34,849)	—	(170,074)
Morgan Stanley	Goldman Sachs Group, Inc.	Sept. 20, 2016	1.000	17,700,000	1,964,203	1,012,410	(35,400)	916,393	—
Citibank	Barclays Bank, PLC	Sept. 20, 2016	1.000	11,100,000	699,806	675,949	(22,200)	1,657	—
JPMorgan	Barclays Bank, PLC	Sept. 20, 2016	1.000	18,595,000	1,172,333	1,278,153	(37,190)	—	(143,010)

JPMorgan	Toll Brothers, Inc.	Sept. 20, 2016	1.000	14,435,000	696,458	972,687	(28,870)	—	(305,099)
Morgan Stanley	Textron, Inc.	Sept. 20, 2016	1.000	4,150,000	229,549	292,490	(8,301)	—	(71,242)
Barclays	Goldman Sachs Group, Inc.	Sept. 20, 2016	1.000	3,650,000	405,048	286,696	(7,300)	111,052	—
JPMorgan	Goldman Sachs Group, Inc.	Sept. 20, 2016	1.000	815,000	90,442	62,411	(1,630)	26,401	—
Citibank	Home Depot, Inc.	Sept. 20, 2016	1.000	765,000	(14,024)	(6,708)	(1,529)	—	(8,845)
JPMorgan	D.R. Horton, Inc.	Dec. 20, 2016	1.000	14,595,000	1,107,547	1,574,511	(29,190)	—	(496,154)
Barclays	Toll Brothers, Inc.	Dec. 20, 2016	1.000	11,720,000	630,084	715,845	(23,440)	—	(109,201)
JPMorgan	Limited Brands, Inc.	Dec. 20, 2016	1.000	3,680,000	202,234	256,095	(7,360)	—	(61,221)
Barclays	D.R. Horton, Inc.	Dec. 20, 2016	1.000	6,120,000	502,560	786,203	(12,240)	—	(295,883)
JPMorgan	Home Depot, Inc.	Dec. 20, 2016	1.000	15,935,000	(288,125)	(286,598)	(31,870)	—	(33,397)
Total								$6,195,682	$(2,513,209)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the value of these securities amounted to $443,182,174 or 9.30% of net assets.

(b)	At November 30, 2011, security was partially or fully on loan.
(c)	Variable rate security. The interest rate shown reflects the rate as of November 30, 2011.
(d)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $254,048,144 or 5.33% of net assets.
(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2011 was $3,365,430, representing 0.07% of net assets. Information concerning such security holdings at November 30, 2011 was as follows:

Acquisition
Security Description	Dates	Cost
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	08-12-1996	$3,305,538

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2011, the value of these securities amounted to $3,365,430, which represents 0.07% of net assets.

(g)	Represents a security purchased on a when-issued or delayed delivery basis.
(h)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(j)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)

At November 30, 2011, investments in securities included securities valued at $15,362,285 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l)	Zero coupon bond.
(m)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of November 30, 2011. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n)	The rate shown is the seven-day current annualized yield at November 30, 2011.
(o)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$32,910,267	$348,863,944	$(298,920,115)	$—	$82,854,096	$14,259	$82,854,096

(p)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Goldman Sachs & Co. (0.130%)

Security Description	Value
Ginnie Mae I Pool	$10,200,000
Total Market Value of Collateral Securities	$10,200,000

Mizuho Securities USA, Inc. (0.180%)

Security Description	Value
Fannie Mae Grantor Trust	$63,885
Fannie Mae Pool	8,251,692
Fannie Mae Whole Loan	34,389
FHLMC Structured Pass Through Securities	215,622
Freddie Mac Gold Pool	908,243
Freddie Mac Non Gold Pool	702,838
Freddie Mac REMICS	1,280,600
Ginnie Mae I Pool	6,095,874
Government National Mortgage Association	2,846,857
Total Market Value of Collateral Securities	$20,400,000

Royal Bank of Canada (0.130%)

Security Description	Value
Fannie Mae Pool	$6,900,492
Freddie Mac Non Gold Pool	2,507,476
Ginnie Mae II Pool	792,032
Total Market Value of Collateral Securities	$10,200,000

Societe Generale (0.110%)

Security Description	Value
United States Treasury Inflation Indexed Bonds	$357,219
United States Treasury Note/Bond	2,192,574
United States Treasury Strip Principal	352,900
Total Market Value of Collateral Securities	$2,902,693

Societe Generale (0.140%)

Security Description	Value
Fannie Mae Pool	$845,038
Freddie Mac Gold Pool	540,140
Government National Mortgage Association	5,824,551
Total Market Value of Collateral Securities	$7,209,729

(q)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $5,270,936,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$156,535,000
Unrealized Depreciation	(72,205,000)
Net Unrealized Appreciation	$84,330,000

(r)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes
Electric	$—	$207,118,933	$418,499	$207,537,432
Entertainment	—	6,919,748	3,365,430	10,285,178
All other industries	—	1,872,939,587	—	1,872,939,587
Convertible Bonds	—	202,560		202,560
Residential Mortgage-Backed Securities - Agency	—	893,033,058	—	893,033,058
Residential Mortgage-Backed Securities - Non-Agency	—	46,358,515	10,697,350	57,055,865
Commercial Mortgage-Backed Securities - Non-Agency	—	746,019,469	—	746,019,469
Asset-Backed Securities - Non-Agency	—	78,147,183	—	78,147,183
U.S. Treasury Obligations	69,832,448	529,472,244	—	599,304,692
Foreign Government Obligations	—	5,073,538	—	5,073,538
Municipal Bonds	—	20,220,252	—	20,220,252
Total Bonds	69,832,448	4,405,505,087	14,481,279	4,489,818,814

Equity Securities
Preferred Stocks
Financials	31,952,604	3,988,780	—	35,941,384
Total Equity Securities	31,952,604	3,988,780	—	35,941,384

Short-Term Securities
Treasury Note Short-Term	60,028,739	—	—	60,028,739
Total Short-Term Securities	60,028,739	—	—	60,028,739

Other
Senior Loans	—	1,547,216	—	1,547,216
Money Market Funds	82,854,096	—	—	82,854,096
Investments of Cash Collateral Received for Securities on Loan	—	685,075,447	—	685,075,447
Total Other	82,854,096	686,622,663	—	769,476,759

Investments in Securities	244,667,887	5,096,116,530	14,481,279	5,355,265,696
Derivatives(c)
Assets
Futures Contracts	4,734,721	—	—	4,734,721
Swap Contracts	—	6,195,682	—	6,195,682
Liabilities
Futures Contracts	(1,258,205)	—	—	(1,258,205)
Swap Contracts	—	(2,513,209)	—	(2,513,209)
Total	$248,144,403	$5,099,799,003	$14,481,279	$5,362,424,685

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate and Mortgage Backed Securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the utilization of single market quotations from broker dealers, estimated cash flows of the security and observed yields on securities management deemed comparable.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using the observable market inputs rather than quoted prices for identical assets as of period end.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$—	$43,740,560	$43,740,560	$—

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
		Mortgage-Backed
	Corporate Bonds	Securities -
	& Notes	Non-Agency	Total
Balance as of August 31, 2011	$3,829,262	$1,327,618	$5,156,880
Accrued discounts/premiums	5,422	(401)	5,021
Realized gain (loss)	—	13,672	13,672
Change in unrealized appreciation (depreciation)*	(50,755)	6,672	(44,083)
Sales	—	(494,342)	(494,342)
Purchases	—	9,844,131	9,844,131
Balance as of November 30, 2011	$3,783,929	$10,697,350	$14,481,279

*Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2011 was $(44,083).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Marsico Flexible Capital Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 88.7%

CONSUMER DISCRETIONARY 25.8%
Auto Components 1.3%
Delphi Automotive PLC(a)	104,687	$2,181,677
Automobiles 0.9%
Tesla Motors, Inc.(b)	47,736	1,562,877
Distributors 2.4%
Li & Fung Ltd.(a)	2,002,000	4,159,563
Hotels, Restaurants & Leisure 1.1%
Home Inns & Hotels Management, Inc., ADR(a)(b)	62,098	1,928,764
Internet & Catalog Retail 0.7%
HomeAway, Inc.(b)	44,603	1,166,814
Media 8.6%
British Sky Broadcasting Group PLC(a)	508,335	6,120,937
Liberty Global, Inc., Class A	42,042	1,656,034
Time Warner, Inc.	100,168	3,487,850
Viacom, Inc., Class B	78,121	3,496,696
Total		14,761,517
Specialty Retail 5.6%
AutoZone, Inc.(b)	12,999	4,268,611
TJX Companies, Inc.	85,687	5,286,888
Total		9,555,499
Textiles, Apparel & Luxury Goods 5.2%
Adidas AG(a)	66,685	4,702,679
Deckers Outdoor Corp.(b)	16,222	1,767,306
PVH Corp.	34,992	2,375,607
Total		8,845,592
TOTAL CONSUMER DISCRETIONARY		44,162,303
CONSUMER STAPLES 6.9%
Food & Staples Retailing 1.3%
Pricesmart, Inc.	32,080	2,176,628
Food Products 5.6%
Green Mountain Coffee Roasters, Inc.(b)	25,582	1,341,264
McCormick & Co., Inc.	96,891	4,718,592

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Mead Johnson Nutrition Co.	48,475	$3,653,076
Total		9,712,932
TOTAL CONSUMER STAPLES		11,889,560
ENERGY 6.7%
Energy Equipment & Services 2.3%
Halliburton Co.	104,978	3,863,191
Oil, Gas & Consumable Fuels 4.4%
El Paso Corp.	66,534	1,664,015
Targa Resources Corp.	170,975	5,910,606
Total		7,574,621
TOTAL ENERGY		11,437,812
FINANCIALS 14.1%
Capital Markets 1.0%
Franklin Resources, Inc.	16,736	1,687,323
Commercial Banks 5.0%
Standard Chartered PLC(a)	192,416	4,189,053
U.S. Bancorp	168,441	4,365,991
Total		8,555,044
Consumer Finance 2.1%
Capital One Financial Corp.	80,259	3,584,367
Insurance 5.0%
AIA Group Ltd.(a)	1,125,000	3,535,980
Progressive Corp. (The)	273,654	5,161,115
Total		8,697,095
Real Estate Management & Development 0.2%
Jones Lang LaSalle, Inc.	6,044	389,354
Thrifts & Mortgage Finance 0.8%
First Niagara Financial Group, Inc.	153,547	1,351,214
TOTAL FINANCIALS		24,264,397
HEALTH CARE 4.1%
Health Care Providers & Services 1.6%
Odontoprev SA(a)	195,800	2,717,715

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 2.5%
Abbott Laboratories	31,583	$1,722,853
Allergan, Inc.	30,909	2,587,701
Total		4,310,554
TOTAL HEALTH CARE		7,028,269
INDUSTRIALS 12.6%
Aerospace & Defense 2.0%
TransDigm Group, Inc.(b)	35,690	3,441,230
Electrical Equipment 4.5%
Sensata Technologies Holding NV(a)(b)	246,444	7,701,375
Industrial Conglomerates 2.1%
Jardine Matheson Holdings Ltd.(a)	72,400	3,661,779
Machinery 1.5%
Cummins, Inc.	26,972	2,598,213
Professional Services 1.0%
Nielsen Holdings NV(a)(b)	58,339	1,694,748
Transportation Infrastructure 1.5%
Wesco Aircraft Holdings, Inc.(b)	188,365	2,497,720
TOTAL INDUSTRIALS		21,595,065
INFORMATION TECHNOLOGY 15.2%
Computers & Peripherals 2.9%
Apple, Inc.(b)	12,954	4,951,019
Internet Software & Services 3.6%
Baidu, Inc., ADR(a)(b)	24,403	3,196,549
Google, Inc., Class A(b)	2,858	1,713,057
Youku.com, Inc., ADR(a)(b)	64,148	1,252,810
Total		6,162,416
IT Services 4.5%
Accenture PLC, Class A(a)	56,698	3,284,515
Visa, Inc., Class A	45,419	4,404,281
Total		7,688,796
Semiconductors & Semiconductor Equipment 1.5%
Mellanox Technologies Ltd.(a)(b)	24,378	853,474

Issuer		Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR(a)		138,604	$1,790,763
Total			2,644,237
Software 2.7%
SolarWinds, Inc.(b)		141,739	4,647,622
TOTAL INFORMATION TECHNOLOGY			26,094,090
MATERIALS 3.3%
Chemicals 3.3%
Celanese Corp., Class A		67,271	3,127,429
LyondellBasell Industries NV, Class A(a)		75,351	2,461,717
Total			5,589,146
TOTAL MATERIALS			5,589,146
Total Common Stocks (Cost: $146,175,493)			$152,060,642

Preferred Stocks 0.2%
FINANCIALS 0.2%
Capital Markets 0.2%
Fifth Third Capital Trust VI, 7.250%		15,433	$388,140
TOTAL FINANCIALS			388,140
Total Preferred Stocks (Cost: $387,145)			$388,140
Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 5.5%
Aerospace & Defense 0.9%
TransDigm, Inc.
12/15/18	7.750%	1,444,000	$1,487,320
Food and Beverage 0.9%
ARAMARK Corp.
02/01/15	8.500%	1,471,000	1,507,775
Media Non-Cable 0.3%
Nielsen Finance LLC/Co.
10/15/18	7.750%	490,000	518,175

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
REITs 0.1%
CB Richard Ellis Services, Inc.
06/15/17	11.625%	$187,000	$213,647
Restaurants 1.7%
Wendy’s/Arby’s Restaurants LLC
07/15/16	10.000%	2,707,000	2,964,165
Wireless 1.6%
Crown Castle International Corp. Senior Unsecured
11/01/19	7.125%	2,508,000	2,689,830

Corporate Bonds & Notes (continued)
Total Corporate Bonds & Notes (Cost: $9,160,523)		$9,380,912
	Shares	Value

Money Market Funds 8.9%
Columbia Short-Term Cash Fund, 0.155% (c)(d)	15,267,886	$15,267,886
Total Money Market Funds (Cost: $15,267,886)		$15,267,886
Total Investments
(Cost: $170,991,047)(e)		$177,097,580(f)
Other Assets & Liabilities, Net		(5,651,918)
Net Assets		$171,445,662

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at November 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
JPMS	December 5, 2011	1,280,146	814,990	—	$ (1,507)
		(USD)	(GBP)

Notes to Portfolio of Investments

(a)			Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $55,434,098 or 32.33% of net assets.
(b)			Non-income producing.
(c)			Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$26,506,011	$60,183,652	$(71,421,777)	$—	$15,267,886	$6,777	$15,267,886

(d)			The rate shown is the seven-day current annualized yield at November 30, 2011.
(e)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $170,991,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation							$9,964,000
Unrealized Depreciation							(3,857,000)
Net Unrealized Appreciation							$6,107,000

(f)			Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR			American Depositary Receipt

Currency Legend

GBP			Pound Sterling
USD			US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated August 31, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$29,179,124	$14,983,179	$—	$44,162,303
Consumer Staples	11,889,560	—	—	11,889,560
Energy	11,437,812	—	—	11,437,812
Financials	16,539,364	7,725,033	—	24,264,397
Health Care	7,028,269	—	—	7,028,269
Industrials	17,933,285	3,661,780	—	21,595,065

Information Technology	26,094,090	—	—	26,094,090
Materials	5,589,146	—	—	5,589,146
Preferred Stocks
Financials	388,140	—	—	388,140
Total Equity Securities	126,078,790	26,369,992	—	152,448,782

Bonds
Corporate Bonds & Notes	—	9,380,912	—	9,380,912
Total Bonds	—	9,380,912	—	9,380,912

Other
Money Market Funds	15,267,886	—	—	15,267,886
Total Other	15,267,886	—	—	15,267,886
Investments in Securities	141,346,676	35,750,904	—	177,097,580
Derivatives(c)
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,507)	—	(1,507)
Total	$141,346,676	$35,749,397	$—	$177,096,073

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Minnesota Tax-Exempt Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.9%
ADVANCED REFUNDED 2.5%
Lake Superior Independent School District No. 381 Unlimited General Obligation Bonds Building Series 2002A (AGM) (School District Credit Enhancement Program)
04/01/13	5.000%	$65,000	$69,016
Puerto Rico Electric Power Authority Prerefunded 07/01/13 Revenue Bonds Series 2003NN (NPFGC)(a)
07/01/32	5.000%	2,820,000	3,024,873
State of Minnesota Prerefunded 11/01/12 Unlimited General Obligation Bonds Series 2002
11/01/15	5.250%	3,575,000	3,738,020
Western Minnesota Municipal Power Agency Revenue Bonds Series 1977A Escrowed to Maturity
01/01/16	6.375%	2,815,000	3,148,887
Total			9,980,796
AIRPORT 5.2%
Minneapolis-St. Paul Metropolitan Airports Commission Refunding Revenue Bonds Subordinated Series 2005C (NPFGC/FGIC)
01/01/31	5.000%	6,185,000	6,280,064
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Series 2011
01/01/25	5.000%	2,000,000	2,178,080
Revenue Bonds
Senior Series 2010A
01/01/35	5.000%	6,795,000	7,154,659
Senior Series 2010B
01/01/21	5.000%	2,175,000	2,517,345
Minneapolis-St. Paul Metropolitan Airports Commission(b)
Refunding Revenue Bonds
Senior Series 2009B AMT
01/01/22	5.000%	2,680,000	2,909,247
Total			21,039,395
COLLEGE 14.4%
Minnesota Higher Education Facilities Authority
Revenue Bonds
Bethel University
6th Series 2007R
05/01/23	5.500%	275,000	278,322
05/01/37	5.500%	6,000,000	5,808,360
Carleton College
6th Series 2008T
01/01/28	5.000%	3,000,000	3,242,940
Series 2010D
03/01/40	5.000%	2,515,000	2,642,737
College of St. Scholastica
Series 2010H

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLLEGE (CONTINUED)
12/01/30	5.125%	$870,000	$889,766
12/01/35	5.250%	1,000,000	1,013,030
12/01/40	5.125%	500,000	492,205
Series 2011-7J
12/01/40	6.300%	1,800,000	1,939,266
Gustavus Adolphus College
Series 2010-7B
10/01/35	4.750%	1,305,000	1,304,922
Hamline University
7th Series 2010E
10/01/29	5.000%	500,000	508,905
7th Series 2011K2
10/01/32	6.000%	1,000,000	1,089,040
10/01/40	6.000%	4,000,000	4,265,840
St. Benedict College
Series 2008V
03/01/18	5.000%	500,000	553,360
03/01/23	4.750%	800,000	831,960
St. Catherine’s College
Series 2002-5-N1
10/01/32	5.375%	1,000,000	1,003,200
St. John’s University
6th Series 2005G
10/01/22	5.000%	6,500,000	6,955,325
6th Series 2008U
10/01/28	4.750%	1,000,000	1,048,690
10/01/33	4.750%	825,000	852,175
St. Olaf College
Series 2007O
10/01/22	5.000%	3,040,000	3,301,714
University of St. Thomas
6th Series 2008W
10/01/30	6.000%	3,625,000	3,914,239
6th Series 2009X
04/01/39	5.250%	6,000,000	6,280,500
Minnesota Higher Education Facilities Authority(c)
Revenue Bonds
College of Saint Benedict
Series 2011-7M
03/01/36	5.125%	275,000	271,780
College of St. Benedict
Series 2011-7M
03/01/31	5.000%	300,000	299,976
St. Cloud Housing & Redevelopment Authority Revenue Bonds State University Foundation Project Series 2002
05/01/18	5.125%	3,000,000	3,045,840
University of Minnesota
Revenue Bonds
Series 2009A
04/01/34	5.125%	1,000,000	1,081,560
Series 2011A
12/01/31	5.250%	5,000,000	5,650,100
Total			58,565,752

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COUNTY 1.3%
County of Anoka Unlimited General Obligation Bonds Capital Improvements Series 2008A
02/01/23	5.000%	$500,000	$565,660
County of Otter Tail Unlimited General Obligation Bonds Disposal Systems-Prairie Lakes Series 2011 AMT(b)
11/01/30	5.000%	2,010,000	2,098,963
County of Ramsey
Unlimited General Obligation Bonds
Capital Improvement Plan
Series 2007A
02/01/23	5.000%	1,125,000	1,273,657
02/01/24	5.000%	1,170,000	1,312,834
Total			5,251,114
ELECTRIC 13.3%
City of Chaska Electric
Refunding Revenue Bonds
Generating Facilities
Series 2005A
10/01/20	5.250%	1,165,000	1,273,951
10/01/30	5.000%	3,800,000	3,925,514
Minnesota Municipal Power Agency
Revenue Bonds
Series 2004A
10/01/29	5.125%	5,500,000	5,705,535
Series 2005
10/01/30	5.000%	3,500,000	3,615,605
Series 2007
10/01/32	4.750%	3,000,000	3,075,090
Series 2010A
10/01/35	5.250%	7,000,000	7,311,360
Northern Municipal Power Agency
Revenue Bonds
Series 2007A (AMBAC)
01/01/26	5.000%	3,500,000	3,702,790
Series 2008A
01/01/21	5.000%	3,500,000	3,940,545
Southern Minnesota Municipal Power Agency
Revenue Bonds
Series 2002A (AMBAC)
01/01/17	5.250%	4,000,000	4,646,640
Southern Minnesota Municipal Power Agency(d)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/19	0.000%	5,000,000	4,043,200
01/01/26	0.000%	10,000,000	5,298,800
Western Minnesota Municipal Power Agency Revenue Bonds Series 2003A (NPFGC)
01/01/26	5.000%	7,250,000	7,434,222
Total			53,973,252

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - HOSPITAL 26.1%
City of Breckenridge Revenue Bonds Catholic Health Initiatives Series 2004A
05/01/30	5.000%	$500,000	$508,405
City of Maple Grove
Revenue Bonds
Maple Grove Hospital Corp.
Series 2007
05/01/19	5.000%	1,965,000	2,072,957
05/01/20	5.000%	1,000,000	1,046,130
05/01/21	5.000%	1,500,000	1,556,835
05/01/37	5.250%	6,610,000	6,509,396
North Memorial Health Care
Series 2005
09/01/35	5.000%	2,500,000	2,316,425
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/32	6.750%	5,240,000	5,802,357
City of Northfield Revenue Bonds Series 2006
11/01/31	5.375%	1,500,000	1,497,195
City of Rochester Revenue Bonds Olmsted Medical Center Series 2010
07/01/30	5.875%	1,700,000	1,737,230
City of Shakopee Revenue Bonds St. Francis Regional Medical Center Series 2004
09/01/25	5.100%	8,300,000	8,345,235
City of St. Cloud Revenue Bonds Centracare Health System Series 2010A
05/01/30	5.125%	5,000,000	5,156,700
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	6,400,000	6,505,728
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/26	5.625%	3,000,000	3,109,080
City of Stillwater Revenue Bonds Health System Obligation Group Series 2005
06/01/25	5.000%	1,750,000	1,768,410

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - HOSPITAL (CONTINUED)
City of Winona Refunding Revenue Bonds Winona Health Obligation Group Series 2007
07/01/31	5.150%	$2,000,000	$1,848,900
County of Chippewa
Revenue Bonds
Montevideo Hospital Project
Series 2007
03/01/20	5.375%	1,940,000	1,953,483
03/01/21	5.375%	1,045,000	1,047,508
County of Meeker
Revenue Bonds
Memorial Hospital Project
Series 2007
11/01/27	5.750%	1,000,000	1,007,920
11/01/37	5.750%	2,250,000	2,182,118
Minneapolis & St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities
Series 2010A
08/15/25	5.250%	1,000,000	1,093,330
08/15/30	5.000%	2,500,000	2,548,075
08/15/35	5.250%	2,275,000	2,384,951
Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010
03/01/40	6.500%	3,500,000	3,700,795
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
Series 2007A (NPFGC)
11/15/22	5.000%	1,025,000	1,092,158
Series 2009A-1
11/15/29	5.250%	7,000,000	7,215,530
Gillette Children’s Specialty
Series 2009
02/01/27	5.000%	7,445,000	7,529,426
02/01/29	5.000%	3,000,000	3,017,760
HealthPartners Obligation Group Project
Series 2006
05/15/23	5.250%	1,000,000	1,035,130
05/15/26	5.250%	1,000,000	1,014,780
05/15/36	5.250%	9,000,000	8,793,810
Healtheast Project
Series 2005
11/15/25	6.000%	2,000,000	2,013,900
11/15/30	6.000%	1,490,000	1,492,548
11/15/35	6.000%	3,500,000	3,434,515
Staples United Hospital District Unlimited General Obligation Bonds Health Care Facilities-Lakewood Series 2004
12/01/34	5.000%	3,775,000	3,835,928
Total			106,174,648

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - LIFE CARE CENTER 2.6%
Annandale Economic Development Authority Revenue Bonds Annandale Care Center Project Series 2007A
11/01/37	5.900%	$3,385,000	$3,227,868
City of North Oaks
Revenue Bonds
Presbyterian Homes
Series 2007
10/01/27	6.000%	1,250,000	1,255,975
10/01/33	6.000%	3,000,000	2,960,190
City of Rochester Refunding Revenue Bonds Madonna Towers, Inc. Project Series 2007A
11/01/28	5.875%	2,050,000	1,976,508
Duluth Housing & Redevelopment Authority Revenue Bonds Benedictine Health Center Project Series 2007
11/01/33	5.875%	1,500,000	1,362,750
Total			10,783,291
HEALTH CARE - NURSING HOME 2.2%
City of Anoka
Revenue Bonds
Homestead Anoka, Inc. Project
Series 2011A
11/01/40	7.000%	1,000,000	996,350
Senior Revenue Bonds
Homestead Anoka Project
Series 2011B
11/01/34	6.875%	2,765,000	2,755,627
City of Sartell
Revenue Bonds
Country Manor Campus
Series 2010A
09/01/30	6.125%	840,000	859,689
09/01/36	6.250%	925,000	949,559
09/01/42	6.375%	2,435,000	2,492,831
Minnesota Agricultural & Economic Development Board Unrefunded Revenue Bonds Evangelical Series 1997 (AMBAC)
12/01/22	5.150%	1,030,000	1,030,958
Total			9,085,014
HEALTH CARE - OTHER 1.1%
City of Center City Revenue Bonds Hazelden Foundation Project Series 2011
11/01/41	5.000%	1,600,000	1,613,472

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - OTHER (CONTINUED)
City of Minneapolis Revenue Bonds National Marrow Donor Program Series 2010
08/01/25	4.875%	$3,000,000	$2,846,400
Total			4,459,872
HOUSING - MULTI-FAMILY 2.5%
Anoka Housing & Redevelopment Authority Revenue Bonds Woodland Park Apartments Project Series 2011A (FHLMC)
04/01/27	5.000%	2,500,000	2,592,250
Austin Housing & Redevelopment Authority Refunding Revenue Bonds Chauncey & Courtyard Apartments Series 2010
01/01/31	5.000%	1,500,000	1,595,520
City of Bloomington
Refunding Revenue Bonds
Gideon Pond Commons LLC
Senior Series 2010
12/01/26	5.750%	1,000,000	1,020,820
12/01/30	6.000%	3,000,000	3,068,130
City of Oak Park Heights Revenue Bonds Housing Oakgreen Commons Project Series 2010
08/01/45	7.000%	2,000,000	2,007,460
Total			10,284,180
HOUSING - OTHER 1.5%
Minneapolis/St. Paul Housing Finance Board Mortgage-Backed Revenue Bonds City Living Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	1,200,804	1,256,605
Minnesota Housing Finance Agency(b)
Revenue Bonds
Residential Housing Finance
Series 2006M AMT
01/01/37	5.750%	2,275,000	2,410,499
Minnesota Housing Finance Agency(b)(e)
Revenue Bonds
Residential Housing Finance
Series 2007D AMT
01/01/38	5.500%	2,165,000	2,249,024
Total			5,916,128
HOUSING - SINGLE FAMILY 2.8%
Minneapolis/St. Paul Housing Finance Board
Revenue Bonds
Mortgage-Backed Securities Program-City Living
Series 2011A (GNMA/FNMA/FHLMC)
12/01/27	4.450%	1,000,000	1,024,310

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOUSING - SINGLE FAMILY (CONTINUED)
Minneapolis/St. Paul Housing Finance Board(b)
Revenue Bonds
Single Family Housing
Series 2005A-4 AMT
12/01/37	4.700%	$84,057	$84,377
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2008A
07/01/23	4.650%	835,000	868,425
Series 2009
01/01/40	5.100%	955,000	977,022
Minnesota Housing Finance Agency(b)
Revenue Bonds
Residential Housing Finance
Series 2002B AMT
07/01/33	5.650%	1,445,000	1,445,708
Series 2006B AMT
07/01/26	4.750%	1,625,000	1,628,120
07/01/31	4.850%	2,185,000	2,171,256
Series 2006I AMT
07/01/26	5.050%	3,295,000	3,337,901
Total			11,537,119
INDUSTRIAL-POLLUTION - IDR 2.0%
Tobacco Securitization Authority Refunding Revenue Bonds Tobacco Settlement Series 2011B
03/01/31	5.250%	8,000,000	8,081,520
LEASE 6.5%
Duluth Independent School District No. 709 Certificate of Participation Series 2008B (School District Credit Enhancement Program)
02/01/26	4.750%	4,000,000	4,322,320
Minnetrista Economic Development Authority Revenue Bonds Series 2009A
02/01/31	4.750%	400,000	418,044
St. Paul Port Authority
Revenue Bonds
Office Building at Cedar Street
Series 2003-12
12/01/23	5.000%	5,000,000	5,334,800
12/01/27	5.125%	10,815,000	11,116,198
University of Minnesota Revenue Bonds State Supported Biomed Science Research Series 2011B
08/01/36	5.000%	5,000,000	5,266,150
Total			26,457,512

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISCELLANEOUS REVENUE 3.0%
City of Minneapolis
Limited Tax Supported Common Revenue Bonds
Open Access Tech International, Inc.
Series 2010
12/01/30	6.250%	$1,000,000	$1,104,220
City of Minneapolis(b)
Limited Tax Revenue Bonds
Common Bond Fund
Series 2007-2A AMT
06/01/22	5.125%	1,035,000	1,058,629
06/01/28	5.000%	1,500,000	1,463,790
Minneapolis Community Planning & Economic Development Department Limited Tax Revenue Bonds Common Bond Fund Series 1997-7A
06/01/12	5.500%	30,000	30,665
Minnesota Public Facilities Authority Revenue Bonds Series 2005A
03/01/19	5.000%	1,480,000	1,652,923
St. Paul Housing & Redevelopment Authority Refunding Revenue Bonds Parking Facilities Project Series 2010A
08/01/35	5.000%	1,500,000	1,535,940
State of Minnesota Revenue Bonds Series 2000
06/01/30	6.000%	4,000,000	4,015,600
Territory of Guam Revenue Bonds Series 2011A(a)(c)
01/01/42	5.125%	1,200,000	1,218,372
Total			12,080,139
SALES OR USE TAX 2.8%
County of Hennepin Sales Tax
Revenue Bonds
2nd Lien Ballpark Project
Series 2008B
12/15/27	4.750%	4,205,000	4,493,673
12/15/29	5.000%	1,825,000	1,966,711
Puerto Rico Sales Tax Financing Corp. 1st Subordinated Revenue Bonds Series 2010C(a)
08/01/41	5.250%	4,750,000	4,842,435
Total			11,302,819

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SCHOOL 2.1%
Lake Superior Independent School District No. 381 Unlimited General Obligation Bonds Building Series 2002A (AGM) (School District Credit Enhancement Program)
04/01/13	5.000%	$1,730,000	$1,835,686
St. Paul Housing & Redevelopment Authority
Refunding Revenue Bonds
St. Paul Academy & Summit School
Series 2007
10/01/24	5.000%	5,000,000	5,338,150
Revenue Bonds
Nova Classical Academy
Series 2011A
09/01/42	6.625%	1,500,000	1,505,880
Total			8,679,716
SPECIAL DISTRICT - SPECIAL TAX 1.0%
City of Lakeville
Revenue Bonds
Series 2007
02/01/22	5.000%	175,000	164,973
02/01/27	5.000%	225,000	199,388
Territory of Guam Revenue Bonds Section 30 Series 2009A(a)
12/01/34	5.750%	3,500,000	3,549,245
Total			3,913,606
SPECIAL DISTRICT - TAX INCREMENT 0.6%
St. Paul Port Authority Tax Allocation Bonds River Bend Project Lot 1 Series 2007-5
02/01/32	6.375%	2,600,000	2,506,946
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS 1.1%
Metropolitan Council Unlimited General Obligation Refunding Bonds Waste Water Series 2005B
05/01/25	5.000%	2,000,000	2,225,160
State of Minnesota Revenue Bonds Public Safety Radio Series 2011
06/01/25	5.000%	1,950,000	2,173,938
Total			4,399,098

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE 0.6%
State of Minnesota Unlimited General Obligation Refunding Bonds Various Purpose Series 2010D
08/01/19	5.000%	$2,000,000	$2,465,360
STUDENT LOAN 0.8%
Minnesota Office of Higher Education Revenue Bonds Supplemental Student Loan Program Series 2010
11/01/29	5.000%	3,000,000	3,136,020
WATER & SEWER 0.9%
City of Rochester Unlimited General Obligation Bonds Waste Water Series 2004A
02/01/25	5.000%	3,305,000	3,573,663
Total Municipal Bonds (Cost: $377,077,092)			$393,646,960

Issue Description	Coupon Rate	Principal Amount	Value

Floating Rate Notes 0.7%
HEALTH CARE - HOSPITAL 0.3%
Minneapolis & St. Paul Housing & Redevelopment Authority Revenue Bonds Allina Health Systems VRDN Series 2009B-2 (JP Morgan Chase Bank)(f)
11/15/35	0.060%	$1,500,000	$1,500,000
MISCELLANEOUS REVENUE 0.4%
St. Paul Port Authority Revenue Bonds Minnesota Public Radio Project VRDN Series 2005-7 (JP Morgan Chase Bank)(f)
05/01/25	0.100%	1,500,000	1,500,000
Total Floating Rate Notes (Cost: $3,000,000)			$3,000,000

	Shares	Value

Money Market Funds 1.7%
JPMorgan Tax-Free Money Market Fund, 0.010%(g)	6,905,622	$6,905,622
Total Money Market Funds (Cost: $6,905,622)		$6,905,622
Total Investments
(Cost: $386,982,714)(h)		$403,552,582(i)
Other Assets & Liabilities, Net		2,703,428
Total Net Assets		$406,256,010

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At November 30, 2011, the value of these securities amounted to $12,634,925 or 3.11% of net assets.

(b)	At November 30, 2011, the value of securities subject to alternative minimum tax represented 5.13% of net assets.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	Zero coupon bond.
(e)	Variable rate security. The interest rate shown reflects the rate as of November 30, 2011.
(f)

The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions, rate shown is the effective rate on November 30, 2011.

(g)	The rate shown is the seven-day current annualized yield at November 30, 2011.
(h)

At November 30, 2011, the cost of securities for federal income tax purposes was approximately $386,983,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$17,647,000
Unrealized Depreciation	(1,077,000)
Net Unrealized Appreciation	$16,570,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Municipal Bonds	$—	$393,646,960	$—	$393,646,960
Total Bonds	—	393,646,960	—	393,646,960

Short-Term Securities
Floating Rate Notes	—	3,000,000	—	3,000,000
Total Short-Term Securities	—	3,000,000	—	3,000,000

Other
Money Market Funds	6,905,622	—	—	6,905,622
Total Other	6,905,622	—	—	6,905,622
Total	$6,905,622	$396,646,960	$—	$403,552,582

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia Funds Series Trust II

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	January 20, 2012

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date	January 20, 2012